Schedule of Investments (unaudited)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds & Notes

Australia — 0.6%
Cellnex Finance Co. SA
1.00%, 09/15/27 (Call 06/15/27)(a)	EUR	100	$88,063
2.00%, 09/15/32 (Call 06/15/32)(a)	EUR	100	80,206
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(b)	USD	100	86,962
4.50%, 09/15/27 (Call 06/15/27)(b)	USD	50	46,183
5.13%, 05/15/24 (Call 02/15/24)(b)	USD	50	50,631
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(b)	USD	45	42,945
6.13%, 04/15/32 (Call 01/15/32)(b)(c)	USD	65	61,750
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(b)	USD	50	50,484
8.13%, 05/01/27 (Call 08/29/22)(b)	USD	50	50,437
8.50%, 05/01/30 (Call 05/01/25)(b)	USD	40	40,500
			598,161
Austria — 0.1%
ams-OSRAM AG, 6.00%, 07/31/25 (Call 08/29/22)(a)	EUR	100	95,751
Wienerberger AG, 2.00%, 05/02/24(a)	EUR	50	49,768
			145,519
Belgium — 0.3%
Ontex Group NV, 3.50%, 07/15/26 (Call 07/15/23)(a)	EUR	100	86,038
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/22)(b)	USD	200	181,640
			267,678
Canada — 3.5%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(b)(c)	USD	70	63,612
3.88%, 01/15/28 (Call 09/15/22)(b)	USD	120	112,974
4.00%, 10/15/30 (Call 10/15/25)(b)	USD	200	176,645
4.38%, 01/15/28 (Call 11/15/22)(b)(c)	USD	45	41,996
5.75%, 04/15/25 (Call 08/29/22)(b)(c)	USD	40	40,891
Air Canada
3.88%, 08/15/26 (Call 02/15/26)(b)	USD	100	92,000
4.63%, 08/15/29 (Call 02/15/26)(b)	CAD	213	144,295
AutoCanada Inc., 5.75%, 02/07/29 (Call 02/07/25)(b)	CAD	75	52,382
Bausch Health Companies Inc.
5.00%, 02/15/29 (Call 02/15/24)(b)	USD	60	30,525
5.25%, 02/15/31 (Call 02/15/26)(b)	USD	80	41,228
6.13%, 02/01/27 (Call 02/01/24)(b)	USD	80	68,200
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(b)	USD	65	56,082
7.13%, 06/15/26 (Call 06/15/23)(b)	USD	75	69,630
7.50%, 12/01/24 (Call 08/29/22)(b)	USD	70	68,600
7.50%, 03/15/25 (Call 08/29/22)(b)	USD	102	99,654
7.88%, 04/15/27 (Call 08/29/22)(b)	USD	155	143,375
Brookfield Property Finance ULC, 4.00%, 09/30/26 (Call 08/30/26)	CAD	100	72,152
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(b)	USD	50	38,808
6.25%, 09/15/27 (Call 09/15/22)(b)	USD	57	51,212
CES Energy Solutions Corp., 6.38%, 10/21/24 (Call 08/29/22)	CAD	40	31,182
Crew Energy Inc., 6.50%, 03/14/24 (Call 08/29/22)(b)	CAD	40	30,487
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26), (3 mo. LIBOR US + 5.440%)(d)	USD	75	75,870
Ford Motor Credit Co. LLC, 4.13%, 08/17/27 (Call 06/17/27)	USD	25	23,719
Security		Par (000)	Value

Canada (continued)
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(b)	USD	50	$45,344
6.00%, 06/01/29 (Call 06/01/24)(b)	USD	25	19,867
9.50%, 11/01/27 (Call 11/01/22)(b)	USD	50	47,728
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(b)	USD	50	45,936
3.75%, 08/01/25 (Call 08/29/22)(b)	USD	70	67,674
4.00%, 08/01/28 (Call 08/01/23)(b)	USD	60	54,210
4.25%, 06/01/25 (Call 08/29/22)(b)(c)	USD	40	39,380
4.38%, 08/15/29 (Call 08/15/24)(b)(c)	USD	30	26,775
4.75%, 06/15/29 (Call 06/15/24)(b)(c)	USD	60	55,200
5.13%, 12/15/26 (Call 12/15/22)(b)	USD	34	34,170
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(b)	USD	35	30,544
7.00%, 12/31/27 (Call 12/31/23)(b)	USD	45	34,566
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(b)	USD	20	16,198
5.25%, 12/15/27 (Call 12/15/22)(b)	USD	50	44,192
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(b)	USD	25	24,114
7.13%, 02/01/27 (Call 02/01/23)(b)	USD	100	103,279
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	USD	50	46,250
5.25%, 12/15/29 (Call 09/15/29)	USD	65	57,363
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(b)(c)	USD	32	27,896
4.88%, 06/01/24 (Call 03/03/24)(b)(c)	USD	80	78,532
5.00%, 05/01/25 (Call 01/31/25)(b)	USD	40	39,000
5.25%, 06/01/27 (Call 03/03/27)(b)	USD	90	86,310
NuVista Energy Ltd., 7.88%, 07/23/26 (Call 07/23/23)(b)	CAD	25	19,484
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(b)(c)	USD	65	60,395
3.88%, 12/01/29 (Call 12/01/24)(b)	USD	60	54,142
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)(c)	USD	65	59,892
4.13%, 12/01/31 (Call 12/01/26)(b)(c)	USD	43	38,270
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(b)	USD	60	53,515
4.63%, 05/01/30 (Call 05/01/25)(b)	USD	55	49,214
5.88%, 07/15/27 (Call 08/29/22)(b)	USD	40	39,169
Parkland Corp./Canada, 3.88%, 06/16/26 (Call 06/16/23)(b)	CAD	125	89,732
Rexel SA, 2.13%, 12/15/28 (Call 12/15/24)(a)	EUR	100	87,286
Superior Plus LP, 4.25%, 05/18/28 (Call 05/18/24)(b)	CAD	50	33,945
Tamarack Valley Energy Ltd., 7.25%, 05/10/27 (Call 05/10/24)(b)	CAD	25	18,953
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(b)	USD	25	14,719
5.63%, 12/06/26 (Call 12/06/23)(b)	USD	60	38,303
6.50%, 10/15/27 (Call 10/15/22)(b)(c)	USD	25	10,438
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 08/30/22)(b)	USD	30	27,018
Videotron Ltd.
3.13%, 01/15/31 (Call 01/15/26)	CAD	25	14,764
3.63%, 06/15/28 (Call 06/15/24)(b)	CAD	50	33,667
3.63%, 06/15/29 (Call 06/15/24)(b)(c)	USD	25	21,844
4.50%, 01/15/30 (Call 10/15/24)	CAD	110	73,633
5.13%, 04/15/27 (Call 08/29/22)(b)	USD	50	48,500
5.38%, 06/15/24 (Call 03/15/24)(b)	USD	50	50,188

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
5.63%, 06/15/25 (Call 03/15/25)	CAD	50	$38,692
			3,625,810
Cayman Islands — 0.0%
Seagate HDD Cayman, 4.13%, 01/15/31 (Call 10/15/30)	USD	35	30,371

China — 0.1%
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(b)	USD	45	44,488
6.75%, 06/30/30 (Call 12/30/29)(b)	USD	40	37,908
			82,396
Denmark — 0.1%
DKT Finance ApS, 7.00%, 06/17/23 (Call 08/29/22)(a)	EUR	100	96,047

Finland — 0.4%
Huhtamaki OYJ, 4.25%, 06/09/27 (Call 03/09/27)(a)	EUR	100	100,597
Nokia OYJ
2.00%, 03/11/26 (Call 12/11/25)(a)	EUR	100	98,730
4.38%, 06/12/27	USD	50	49,292
Teollisuuden Voima OYJ, 2.63%, 03/31/27 (Call 12/31/26)(a)	EUR	150	143,711
			392,330
France — 4.4%
Accor SA, 3.00%, 02/04/26 (Call 11/04/25)(a)	EUR	100	100,503
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(b)	USD	100	86,007
Altice France SA/France
2.13%, 02/15/25 (Call 08/29/22)(a)	EUR	100	92,998
4.13%, 01/15/29 (Call 09/15/23)(a)	EUR	100	85,511
5.13%, 07/15/29 (Call 04/15/24)(b)(c)	USD	200	171,454
5.50%, 01/15/28 (Call 09/15/22)(b)	USD	100	87,923
5.88%, 02/01/27 (Call 08/29/22)(a)	EUR	100	95,919
8.13%, 02/01/27 (Call 08/09/22)(b)(c)	USD	150	148,501
Atos SE, 2.50%, 11/07/28 (Call 08/07/28)(a)	EUR	100	63,492
Banijay Entertainment SASU, 3.50%, 03/01/25 (Call 08/29/22)(a)	EUR	100	97,524
CAB SELAS, 3.38%, 02/01/28 (Call 02/01/24)(a)	EUR	100	88,690
Casino Guichard Perrachon SA, 5.25%, 04/15/27 (Call 04/15/23)(a)	EUR	100	65,807
Chrome Bidco SASU, 3.50%, 05/31/28 (Call 05/31/24)(a)	EUR	100	90,605
CMA CGM SA, 7.50%, 01/15/26 (Call 01/15/23)(a)	EUR	100	106,967
Electricite de France SA, 5.63%, (Call 01/22/24), (10 year USD Swap + 3.041%)(b)(d)(e)	USD	120	113,226
Elis SA, 1.63%, 04/03/28 (Call 01/03/28)(a)	EUR	100	88,152
Emeria SASU, 3.38%, 03/31/28 (Call 03/31/24)(a)	EUR	100	84,835
Faurecia SE
2.75%, 02/15/27 (Call 02/15/24)(a)	EUR	100	86,372
3.13%, 06/15/26 (Call 08/29/22)(a)	EUR	100	94,439
Fnac Darty SA, 2.63%, 05/30/26 (Call 08/29/22)(a)	EUR	100	97,785
Getlink SE, 3.50%, 10/30/25 (Call 10/30/22)(a)	EUR	100	101,668
Iliad Holding SASU
5.63%, 10/15/28 (Call 10/15/24)(a)	EUR	100	95,601
7.00%, 10/15/28 (Call 10/15/24)(b)	USD	150	144,328
iliad SA, 1.88%, 04/25/25 (Call 01/25/25)(a)	EUR	200	196,040
IPD 3 BV, 5.50%, 12/01/25 (Call 12/01/22)(a)	EUR	100	93,067
La Banque Postale SA, 3.00%, 06/09/28(a)	EUR	100	100,388
La Financiere Atalian SASU, 4.00%, 05/15/24 (Call 08/08/22)(a)	EUR	100	98,485
Loxam SAS
3.25%, 01/14/25 (Call 08/08/22)(a)	EUR	125	119,445
3.75%, 07/15/26 (Call 08/08/22)(a)	EUR	100	93,342
Orano SA, 4.88%, 09/23/24	EUR	100	104,411
Security		Par (000)	Value

France (continued)
Paprec Holding SA, 4.00%, 03/31/25 (Call 08/29/22)(a)	EUR	100	$95,408
Parts Europe SA, 6.50%, 07/16/25 (Call 08/29/22)(a)	EUR	100	103,116
Picard Groupe SAS, 3.88%, 07/01/26 (Call 07/01/23)(a)	EUR	100	92,078
Quatrim SASU, 5.88%, 01/15/24 (Call 08/08/22)(a)	EUR	100	97,205
RCI Banque SA, 2.63%, 02/18/30 (Call 02/18/25)(a)(d)	EUR	100	90,157
Renault SA
1.00%, 03/08/23 (Call 12/08/22)(a)	EUR	100	101,433
1.13%, 10/04/27 (Call 07/04/27)(a)	EUR	100	81,258
2.38%, 05/25/26 (Call 02/25/26)(a)	EUR	100	93,702
2.50%, 06/02/27 (Call 03/02/27)(a)	EUR	100	87,862
SPCM SA, 2.63%, 02/01/29 (Call 09/15/23)(a)	EUR	100	84,204
SPIE SA, 2.63%, 06/18/26 (Call 12/18/25)(a)	EUR	100	96,251
Tereos Finance Groupe, 4.75%, 04/30/27 (Call 04/30/24)(a)	EUR	100	95,774
Valeo
1.50%, 06/18/25 (Call 03/18/25)(a)	EUR	100	96,547
1.63%, 03/18/26 (Call 12/18/25)(a)	EUR	100	96,625
Verallia SA, 1.63%, 05/14/28 (Call 02/14/28)(a)	EUR	100	91,165
			4,496,270
Germany — 3.2%
ADLER Group SA
1.88%, 01/14/26 (Call 10/14/25)(a)	EUR	100	55,652
3.25%, 08/05/25 (Call 05/05/25)(a)	EUR	100	59,433
Adler Pelzer Holding GmbH, 4.13%, 04/01/24 (Call 08/08/22)(a)	EUR	100	83,753
Bayer AG
3.13%, 11/12/79 (Call 08/12/27)(a)(d)	EUR	100	86,397
3.75%, 07/01/74 (Call 07/01/24)(a)(d)	EUR	100	99,574
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75 (Call 04/23/27)(a)(d)	EUR	100	92,058
Commerzbank AG
4.00%, 03/30/27(a)	EUR	80	83,529
4.00%, 12/05/30 (Call 09/05/25)(a)(d)	EUR	100	99,883
8.13%, 09/19/23(b)	USD	75	76,890
CT Investment GmbH, 5.50%, 04/15/26 (Call 04/15/23)(a)	EUR	100	86,638
Deutsche Bank AG
2.75%, 02/17/25(a)	EUR	125	128,534
4.00%, 06/24/32 (Call 03/24/27)(a)(d)	EUR	100	97,605
4.50%, 04/01/25	USD	50	48,948
4.50%, 05/19/26(a)	EUR	100	105,074
Deutsche Bank AG/New York NY
3.73%, 01/14/32 (Call 10/14/30), (SOFR + 2.757%)(d)	USD	100	77,155
3.74%, 01/07/33 (Call 10/07/31), (SOFR + 2.257%)(d)	USD	75	57,388
4.88%, 12/01/32 (Call 12/01/27)(d)	USD	100	86,332
5.88%, 07/08/31 (Call 04/08/30), (SOFR + 5.438%)(c)(d)	USD	50	45,898
Deutsche Lufthansa AG
1.63%, 11/16/23 (Call 10/16/23)(a)	EUR	100	99,913
2.88%, 05/16/27 (Call 02/16/27)(a)	EUR	100	87,265
3.00%, 05/29/26 (Call 03/02/26)(a)	EUR	100	90,785
3.50%, 07/14/29 (Call 04/14/29)(a)	EUR	100	83,255
Douglas GmbH, 6.00%, 04/08/26 (Call 04/15/23)(a)	EUR	100	85,264
Evonik Industries AG, 1.38%, 09/02/81 (Call 09/02/26)(a)(d)	EUR	100	79,609
Gruenenthal GMBH, 4.13%, 05/15/28 (Call 05/15/24)(a)	EUR	100	92,274
Kaefer SE & Co. KG, 5.50%, 01/10/24(a)		0	—
Nidda BondCo GmbH, 5.00%, 09/30/25 (Call 08/29/22)(a)	EUR	100	86,480
ProGroup AG, 3.00%, 03/31/26 (Call 08/29/22)(a)	EUR	100	87,964
RWE AG, 3.50%, 04/21/75 (Call 04/21/25)(a)(d)	EUR	50	50,227

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
Schaeffler AG
2.88%, 03/26/27 (Call 12/26/26)(a)	EUR	100	$95,498
3.38%, 10/12/28 (Call 07/12/28)(a)	EUR	100	90,021
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26 (Call 08/08/22)(a)	EUR	88	82,352
thyssenkrupp AG
1.88%, 03/06/23 (Call 02/06/23)(a)	EUR	175	176,173
2.88%, 02/22/24 (Call 11/22/23)(a)	EUR	25	24,959
TK Elevator Holdco GmbH
6.63%, 07/15/28 (Call 07/15/23)(a)	EUR	90	80,365
7.63%, 07/15/28 (Call 07/15/23)(b)(c)	USD	25	22,625
TK Elevator Midco GmbH, 4.38%, 07/15/27 (Call 07/15/23)(a)	EUR	100	93,441
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(b)	USD	100	96,000
ZF Europe Finance BV, 2.00%, 02/23/26 (Call 12/23/25)(a)	EUR	100	90,961
ZF North America Capital Inc., 4.75%, 04/29/25(b)	USD	75	71,344
			3,237,516
Greece — 0.5%
Alpha Bank SA, 2.50%, 03/23/28 (Call 03/23/27)(a)(d)	EUR	100	82,146
Ellaktor Value PLC, 6.38%, 12/15/24 (Call 08/29/22)(a)	EUR	100	99,680
Eurobank SA, 2.00%, 05/05/27 (Call 05/05/26)(a)(d)	EUR	100	85,348
Piraeus Bank SA, 3.88%, 11/03/27 (Call 11/03/26)(a)(d)	EUR	100	82,110
Public Power Corp. SA, 3.88%, 03/30/26 (Call 03/30/23)(a)	EUR	100	90,804
Titan Global Finance PLC, 2.38%, 11/16/24 (Call 05/16/24)(a)	EUR	100	95,968
			536,056
Ireland — 0.6%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(c)(d)	USD	75	66,562
AIB Group PLC, 1.88%, 11/19/29 (Call 11/19/24)(a)(d)	EUR	100	96,319
Bank of Ireland Group PLC, 1.38%, 08/11/31 (Call 05/11/26)(a)(d)	EUR	100	90,331
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/22)(b)(c)	USD	100	89,190
eircom Finance DAC, 3.50%, 05/15/26 (Call 08/29/22)(a)	EUR	125	118,957
Permanent TSB Group Holdings PLC, 5.25%, 06/30/25 (Call 06/30/24)(a)(d)	EUR	100	102,763
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)	USD	60	49,950
3.38%, 07/15/31 (Call 01/15/26)(c)	USD	30	24,206
			638,278
Israel — 1.1%
Energean Israel Finance Ltd., 5.88%, 03/30/31 (Call 09/30/30)(b)	USD	50	42,800
Teva Pharmaceutical Finance Netherlands II BV
1.25%, 03/31/23 (Call 12/31/22)(a)	EUR	100	101,069
1.63%, 10/15/28(a)	EUR	100	80,230
3.75%, 05/09/27 (Call 02/09/27)	EUR	100	94,710
4.38%, 05/09/30 (Call 02/09/30)	EUR	150	134,695
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	USD	94	92,120
3.15%, 10/01/26(c)	USD	225	201,881
4.75%, 05/09/27 (Call 02/09/27)	USD	75	71,213
5.13%, 05/09/29 (Call 02/09/29)	USD	100	92,763
6.00%, 04/15/24 (Call 01/15/24)	USD	150	152,103
6.75%, 03/01/28 (Call 12/01/27)(c)	USD	100	101,239
			1,164,823
Security		Par (000)	Value

Italy — 4.1%
Atlantia SpA
1.88%, 07/13/27 (Call 04/13/27)(a)	EUR	100	$87,885
1.88%, 02/12/28 (Call 11/12/27)(a)	EUR	100	85,024
Autostrade per l’Italia SpA
1.75%, 06/26/26(a)	EUR	100	95,905
1.88%, 09/26/29 (Call 06/26/29)(a)	EUR	100	85,944
2.00%, 12/04/28 (Call 09/04/28)(a)	EUR	100	88,805
4.38%, 09/16/25(a)	EUR	100	104,544
Azzurra Aeroporti SpA, 2.63%, 05/30/27 (Call 02/28/27)(a)	EUR	100	94,721
Banca Monte dei Paschi di Siena SpA
3.63%, 09/24/24(a)	EUR	100	90,776
10.50%, 07/23/29(a)	EUR	100	60,327
Banca Popolare di Sondrio SCPA, 2.38%, 04/03/24(a)	EUR	100	100,807
Banco BPM SpA
0.88%, 07/15/26(a)	EUR	100	91,445
3.25%, 01/14/31 (Call 01/14/26)(a)(d)	EUR	100	89,374
BPER Banca
1.38%, 03/31/27 (Call 03/31/26)(a)(d)	EUR	100	90,390
3.38%, 06/30/25	EUR	100	100,933
Centurion Bidco SpA, 5.88%, 09/30/26 (Call 09/30/22)(a)	EUR	100	93,041
doValue SpA, 3.38%, 07/31/26 (Call 07/31/23)(a)	EUR	100	87,228
Esselunga SpA, 1.88%, 10/25/27 (Call 07/25/27)(a)	EUR	100	94,889
Gamma Bidco SpA, 5.13%, 07/15/25 (Call 08/08/22)(a)	EUR	100	94,121
Guala Closures SpA, 3.25%, 06/15/28 (Call 06/15/24)(a)	EUR	100	83,803
Iccrea Banca SpA, 4.75%, 01/18/32 (Call 10/18/26)(a)(d)	EUR	100	83,666
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28 (Call 01/15/23)(a)	EUR	100	83,437
Infrastrutture Wireless Italiane SpA, 1.88%, 07/08/26 (Call 04/08/26)(a)	EUR	100	96,240
Intesa Sanpaolo SpA
3.93%, 09/15/26(a)	EUR	100	103,127
4.20%, 06/01/32 (Call 06/01/31)(b)(c)(d)	USD	60	44,530
5.71%, 01/15/26(b)	USD	225	217,953
5.88%, 03/04/29 (Call 03/04/24)(a)(d)	EUR	100	104,150
6.63%, 09/13/23(a)	EUR	100	106,043
Leonardo SpA, 1.50%, 06/07/24 (Call 03/07/24)(a)	EUR	100	100,618
Nexi SpA, 1.63%, 04/30/26 (Call 01/30/26)(a)	EUR	100	92,372
Sisal SpA/Milano, 7.00%, 07/31/23 (Call 08/08/22)(a)	EUR	69	69,809
Telecom Italia SpA/Milano
1.63%, 01/18/29 (Call 10/18/28)(a)	EUR	100	75,119
2.50%, 07/19/23(a)	EUR	100	101,640
2.75%, 04/15/25 (Call 01/15/25)(a)	EUR	100	96,871
3.00%, 09/30/25(a)	EUR	100	96,206
3.63%, 05/25/26(a)	EUR	200	195,157
4.00%, 04/11/24 (Call 01/11/24)(a)	EUR	100	101,678
5.30%, 05/30/24(b)	USD	120	116,850
UniCredit SpA
2.73%, 01/15/32 (Call 01/15/27)(a)(d)	EUR	200	174,842
5.46%, 06/30/35 (Call 06/30/30)(b)(d)	USD	100	82,242
5.86%, 06/19/32 (Call 06/19/27)(b)(d)	USD	75	67,108
7.30%, 04/02/34 (Call 04/02/29)(b)(d)	USD	100	93,394
Verde Bidco SpA, 4.63%, 10/01/26 (Call 10/01/23)(a)	EUR	100	82,749
Webuild SpA, 1.75%, 10/26/24(a)	EUR	100	94,664
			4,200,427
Japan — 0.4%
Rakuten Group Inc.
5.13%, (Call 04/22/26)(b)(c)(d)(e)	USD	60	48,967
6.25%, (Call 04/22/31)(b)(d)(e)	USD	75	61,088
SoftBank Group Corp.
2.13%, 07/06/24 (Call 04/06/24)(a)	EUR	100	93,334

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
3.13%, 09/19/25 (Call 06/21/25)(a)	EUR	150	$132,850
5.00%, 04/15/28 (Call 01/16/28)(a)	EUR	100	86,608
			422,847
Jersey — 0.1%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(b)	USD	75	77,130

Kazakhstan — 0.0%
Energean Israel Finance Ltd., 5.38%, 03/30/28 (Call 09/30/27)(b)	USD	45	39,792

Kuwait — 0.0%
Leviathan Bond Ltd., 6.50%, 06/30/27 (Call 12/30/26)(b)	USD	30	29,075

Luxembourg — 1.6%
Albion Financing 1 Sarl/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(b)	USD	90	79,790
Altice Financing SA
4.25%, 08/15/29 (Call 08/15/24)(a)	EUR	100	87,484
5.00%, 01/15/28 (Call 01/15/23)(b)	USD	50	44,124
5.75%, 08/15/29 (Call 08/15/24)(b)	USD	200	174,594
Altice Finco SA, 4.75%, 01/15/28 (Call 10/15/22)(a)	EUR	100	82,834
Altice France Holding SA
4.00%, 02/15/28 (Call 02/15/23)(a)	EUR	100	76,322
6.00%, 02/15/28 (Call 02/15/23)(b)(c)	USD	50	38,597
8.00%, 05/15/27 (Call 08/08/22)(a)	EUR	100	88,738
10.50%, 05/15/27 (Call 08/09/22)(b)	USD	150	140,986
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(b)	USD	75	69,104
4.00%, 09/01/29 (Call 05/15/24)(b)	USD	50	43,267
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25 (Call 11/01/22)(a)	EUR	100	87,728
INEOS Finance PLC, 2.88%, 05/01/26 (Call 08/08/22)(a)	EUR	100	94,381
Matterhorn Telecom SA, 4.00%, 11/15/27 (Call 11/15/22)(a)	EUR	100	93,010
Mytilineos Financial Partners SA, 2.50%, 12/01/24 (Call 06/01/24)(a)	EUR	100	96,154
SIG Combibloc Purchase Co. Sarl, 2.13%, 06/18/25 (Call 03/18/25)(a)	EUR	100	98,061
Summer BC Holdco B Sarl, 5.75%, 10/31/26 (Call 10/31/22)(a)	EUR	100	94,593
Swissport Investments SA, 6.75%, 12/15/21(a)(f)(g)	EUR	100	1
Vivion Investments Sarl, 3.00%, 08/08/24(a)	EUR	100	93,036
ZF Finance GmbH, 2.25%, 05/03/28 (Call 02/03/28)(a)	EUR	100	82,916
			1,665,720
Macau — 0.7%
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 08/29/22)(b)(c)	USD	170	137,071
5.38%, 12/04/29 (Call 12/04/24)(b)(c)	USD	125	87,531
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(b)	USD	75	59,491
5.88%, 05/15/26 (Call 08/09/22)(b)	USD	50	42,251
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(b)	USD	100	52,258
6.50%, 01/15/28 (Call 07/15/23)(b)(c)	USD	60	33,161
Wynn Macau Ltd.
5.13%, 12/15/29 (Call 12/15/24)(b)	USD	125	95,625
5.50%, 01/15/26 (Call 08/29/22)(b)	USD	50	41,405
5.50%, 10/01/27 (Call 10/01/22)(b)	USD	50	39,890
Security		Par (000)	Value

Macau (continued)
5.63%, 08/26/28 (Call 08/26/23)(b)	USD	125	$97,500
			686,183
Malaysia — 0.1%
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(b)	USD	75	60,983

Netherlands — 1.6%
Intertrust Group BV, 3.38%, 11/15/25 (Call 08/08/22)(a)	EUR	100	99,331
Lincoln Financing Sarl, 3.63%, 04/01/24 (Call 08/29/22)(a)	EUR	125	125,185
Nobian Finance BV, 3.63%, 07/15/26 (Call 07/15/23)(a)	EUR	100	81,470
PPF Telecom Group BV, 3.25%, 09/29/27 (Call 06/29/27)(a)	EUR	175	158,764
Q-Park Holding I BV, 2.00%, 03/01/27 (Call 03/01/23)(a)	EUR	150	125,344
Sensata Technologies BV
4.88%, 10/15/23(b)	USD	25	25,352
5.00%, 10/01/25(b)	USD	50	50,125
5.63%, 11/01/24(b)	USD	50	51,043
Sigma Holdco BV, 5.75%, 05/15/26 (Call 08/08/22)(a)	EUR	100	63,476
Trivium Packaging Finance BV
3.75%, 08/15/26 (Call 08/29/22)(a)	EUR	100	94,732
8.50%, 08/15/27 (Call 08/15/22)(b)(c)	USD	125	122,719
United Group BV
3.63%, 02/15/28 (Call 02/15/23)(a)	EUR	100	79,404
4.63%, 08/15/28 (Call 08/15/24)(a)	EUR	100	81,868
UPC Holding BV, 3.88%, 06/15/29 (Call 08/29/22)(a)	EUR	100	86,344
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(b)	USD	100	89,230
WP/AP Telecom Holdings IV BV, 3.75%, 01/15/29 (Call 01/15/25)(a)	EUR	100	90,859
Ziggo Bond Co. BV, 5.13%, 02/28/30 (Call 02/15/25)(b)	USD	25	21,369
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	USD	150	136,211
			1,582,826
Norway — 0.1%
Adevinta ASA, 2.63%, 11/15/25 (Call 11/15/22)(a)	EUR	100	96,599

Portugal — 0.2%
EDP - Energias de Portugal SA
1.50%, 03/14/82 (Call 12/14/26)(a)(d)	EUR	100	84,022
1.88%, 08/02/81 (Call 05/02/26)(a)(d)	EUR	100	87,949
Novo Banco SA, 3.50%, 07/23/24 (Call 07/23/23)(a)(d)	EUR	0	—
Saipem Finance International BV, 3.13%, 03/31/28 (Call 12/31/27)(a)	EUR	100	79,024
			250,995
Singapore — 0.2%
Puma International Financing SA, 5.13%, 10/06/24 (Call 08/09/22)(b)	USD	200	182,250

Spain — 1.9%
Abanca Corp. Bancaria SA, 4.63%, 04/07/30 (Call 04/07/25)(a)(d)	EUR	100	93,875
Banco de Credito Social Cooperativo SA, 1.75%, 03/09/28 (Call 03/09/27)(a)(d)	EUR	100	81,777
Banco de Sabadell SA
1.75%, 05/10/24(a)	EUR	100	100,026
2.63%, 03/24/26 (Call 03/24/25)(a)(d)	EUR	100	98,873
5.38%, 12/12/28 (Call 12/12/23)(a)(d)	EUR	100	101,694
Cellnex Finance Co. SA
0.75%, 11/15/26 (Call 08/15/26)(a)	EUR	100	91,662
2.00%, 02/15/33 (Call 11/15/32)(a)	EUR	100	78,221
2.25%, 04/12/26 (Call 01/12/26)(a)	EUR	100	99,412

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain (continued)
Cellnex Telecom SA
1.75%, 10/23/30 (Call 07/23/30)(a)	EUR	100	$82,828
2.88%, 04/18/25 (Call 01/18/25)(a)	EUR	100	102,244
Cirsa Finance International Sarl, 4.50%, 03/15/27 (Call 09/15/23)(a)	EUR	100	85,259
ContourGlobal Power Holdings SA, 2.75%, 01/01/26 (Call 01/01/23)(a)	EUR	100	88,175
eDreams ODIGEO SA, 5.50%, 07/15/27 (Call 01/15/24)(a)	EUR	100	86,470
Grifols Escrow Issuer SA, 3.88%, 10/15/28 (Call 10/15/24)(a)	EUR	125	110,910
Grifols SA, 3.20%, 05/01/25 (Call 08/29/22)(a)	EUR	100	97,028
Ibercaja Banco SA, 2.75%, 07/23/30 (Call 07/23/25)(a)(d)	EUR	100	85,260
Kaixo Bondco Telecom SA, 5.13%, 09/30/29 (Call 09/30/24)(a)	EUR	100	87,732
Loarre Investments Sarl, 6.50%, 05/15/29 (Call 05/15/25)(a)	EUR	100	99,458
Lorca Telecom Bondco SA, 4.00%, 09/18/27 (Call 09/30/23)(a)	EUR	150	139,695
Repsol International Finance BV, 4.50%, 03/25/75 (Call 03/25/25)(a)(d)	EUR	100	101,849
Unicaja Banco SA, 3.13%, 07/19/32 (Call 01/19/27)(a)(d)	EUR	100	77,629
			1,990,077
Sweden — 0.7%
Akelius Residential Property AB, 3.88%, 10/05/78(a)	EUR	100	99,912
Dometic Group AB, 2.00%, 09/29/28 (Call 06/29/28)(a)	EUR	100	75,653
Heimstaden AB, 4.25%, 03/09/26 (Call 12/09/25)(a)	EUR	100	81,105
Intrum AB
3.50%, 07/15/26 (Call 08/08/22)(a)	EUR	200	174,973
4.88%, 08/15/25 (Call 08/29/22)(a)	EUR	100	95,928
Verisure Midholding AB, 5.25%, 02/15/29 (Call 02/15/24)(a)	EUR	100	85,440
Volvo Car AB, 2.00%, 01/24/25 (Call 10/24/24)(a)	EUR	100	98,405
			711,416
Switzerland — 0.3%
Dufry One BV
2.50%, 10/15/24 (Call 08/29/22)(a)	EUR	100	99,147
3.38%, 04/15/28 (Call 04/15/24)(a)	EUR	100	87,314
Transocean Inc., 7.50%, 01/15/26 (Call 08/09/22)(b)	USD	25	17,113
VistaJet Malta Finance PLC/XO Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(b)	USD	70	61,075
7.88%, 05/01/27 (Call 05/01/24)(b)	USD	25	23,044
			287,693
United Arab Emirates — 0.1%
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(b)	USD	50	47,847
4.88%, 03/30/26 (Call 12/30/25)(b)	USD	60	55,605
			103,452
United Kingdom — 5.5%
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23 (Call 08/30/22)(a)	GBP	100	118,311
B&M European Value Retail SA, 3.63%, 07/15/25 (Call 08/29/22)(a)	GBP	100	107,518
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28 (Call 11/30/24)(a)	EUR	150	127,369
Bellis Acquisition Co. PLC, 3.25%, 02/16/26 (Call 02/24/23)(a)	GBP	175	172,620
Bellis Finco PLC, 4.00%, 02/16/27 (Call 02/24/23)(a)	GBP	100	83,441
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26)(b)(c)(d)	USD	50	43,990
Security		Par (000)	Value

United Kingdom (continued)
4.88%, 11/23/81 (Call 08/23/31)(b)(d)	USD	45	$38,655
Cidron Aida Finco Sarl, 5.00%, 04/01/28 (Call 04/01/24)(a)	EUR	100	89,841
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(b)	USD	125	119,938
Constellation Automotive Financing PLC, 4.88%, 07/15/27 (Call 07/15/23)(a)	GBP	100	97,196
Deuce Finco PLC, 5.50%, 06/15/27 (Call 06/15/23)(a)	GBP	100	102,558
eG Global Finance PLC
4.38%, 02/07/25 (Call 08/30/22)(a)	EUR	100	93,130
6.75%, 02/07/25 (Call 08/09/22)(b)	USD	100	95,298
Heathrow Finance PLC, 4.38%, 03/01/27(a)(h)	GBP	100	101,843
Iceland Bondco PLC, 4.63%, 03/15/25 (Call 08/08/22)(a)	GBP	100	101,556
INEOS Quattro Finance 1 PLC, 3.75%, 07/15/26 (Call 01/15/23)(a)	EUR	100	87,360
International Consolidated Airlines Group SA, 3.75%, 03/25/29 (Call 12/25/28)(a)	EUR	100	78,283
Jaguar Land Rover Automotive PLC
4.50%, 01/15/26 (Call 10/15/25)(a)	EUR	100	86,370
5.88%, 01/15/28 (Call 01/15/24)(b)	USD	170	134,740
6.88%, 11/15/26 (Call 08/15/26)(a)	EUR	100	91,674
Jerrold Finco PLC, 4.88%, 01/15/26 (Call 08/30/22)(a)	GBP	100	104,589
Kane Bidco Ltd., 6.50%, 02/15/27 (Call 02/15/24)(a)	GBP	100	107,200
Market Bidco Finco PLC, 5.50%, 11/04/27 (Call 11/04/24)(a)	GBP	100	100,773
Metro Bank PLC, 5.50%, 06/26/28 (Call 06/26/23)(a)(d)	GBP	100	65,804
Motion Finco Sarl, 7.00%, 05/15/25 (Call 08/29/22)(a)	EUR	100	98,795
NGG Finance PLC, 1.63%, 12/05/79 (Call 09/05/24)(a)(d)	EUR	100	93,530
Nomad Foods Bondco PLC, 2.50%, 06/24/28 (Call 06/24/24)(a)	EUR	100	85,565
Ocado Group PLC, 3.88%, 10/08/26 (Call 10/08/23)(a)	GBP	100	97,357
PeopleCert Wisdom Issuer PLC, 5.75%, 09/15/26 (Call 09/15/23)(a)	EUR	100	96,484
Pinewood Finance Co. Ltd., 3.25%, 09/30/25 (Call 08/30/22)(a)	GBP	100	110,374
Pinnacle Bidco PLC, 5.50%, 02/15/25 (Call 08/30/22)(a)	EUR	100	95,782
Playtech PLC, 4.25%, 03/07/26 (Call 08/30/22)(a)	EUR	100	97,797
Punch Finance PLC, 6.13%, 06/30/26 (Call 06/30/23)(a)	GBP	100	106,697
Rolls-Royce PLC
1.63%, 05/09/28 (Call 02/09/28)(a)	EUR	100	81,596
3.38%, 06/18/26	GBP	100	105,472
5.75%, 10/15/27 (Call 07/15/27)(b)	USD	125	118,361
Sherwood Financing PLC, 4.50%, 11/15/26 (Call 11/15/23)(a)	EUR	100	84,446
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 07/31/25 (Call 08/30/22)(a)	GBP	100	114,845
Thames Water Utilities Finance PLC
2.88%, 05/03/27(a)	GBP	100	114,150
5.75%, 09/13/30 (Call 09/13/22)(d)	GBP	125	152,526
TI Automotive Finance PLC, 3.75%, 04/15/29 (Call 04/15/24)(a)	EUR	100	79,641
Very Group Funding PLC (The), 6.50%, 08/01/26 (Call 08/01/23)(a)	GBP	100	95,037
Victoria PLC, 3.63%, 08/24/26 (Call 02/28/23)(a)	EUR	100	87,286
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(b)(c)	USD	50	42,546
Virgin Media Secured Finance PLC
4.25%, 01/15/30 (Call 10/15/24)(a)	GBP	150	157,206
4.50%, 08/15/30 (Call 08/15/25)(b)	USD	75	67,500
5.50%, 05/15/29 (Call 05/15/24)(b)(c)	USD	100	95,000

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28 (Call 07/15/23)(a)	GBP	100	$105,796
Vmed O2 UK Financing I PLC
3.25%, 01/31/31 (Call 01/31/26)(a)	EUR	150	130,153
4.25%, 01/31/31 (Call 01/31/26)(b)	USD	100	87,751
4.75%, 07/15/31 (Call 07/15/26)(b)	USD	100	91,259
Vodafone Group PLC
2.63%, 08/27/80 (Call 05/27/26)(a)(d)	EUR	100	94,022
3.10%, 01/03/79 (Call 10/03/23)(a)(d)	EUR	200	199,260
3.25%, 06/04/81 (Call 06/04/26)(d)	USD	40	35,607
4.13%, 06/04/81 (Call 03/04/31)(d)	USD	85	68,671
7.00%, 04/04/79 (Call 01/04/29), (5 year USD Swap + 4.873%)(d)	USD	145	152,431
			5,593,000
United States — 64.9%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	USD	45	39,845
6.00%, 08/01/29 (Call 08/01/24)(b)(c)	USD	35	30,301
7.00%, 11/15/25 (Call 08/29/22)(b)(c)	USD	65	62,400
10.13%, 08/01/26 (Call 08/29/22)(b)	USD	40	40,938
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(b)	USD	25	22,311
5.13%, 03/01/30 (Call 03/01/25)(b)	USD	35	32,123
ADLER Group SA, 2.25%, 04/27/27 (Call 01/27/27)(a)	EUR	100	53,663
ADT Security Corp. (The), 4.13%, 08/01/29 (Call 08/01/28)(b)	USD	75	67,522
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(b)	USD	70	65,173
3.50%, 03/15/29 (Call 09/15/23)(b)(c)	USD	100	87,800
4.63%, 01/15/27 (Call 01/15/23)(b)	USD	95	91,056
4.88%, 02/15/30 (Call 02/15/25)(b)(c)	USD	75	68,625
5.88%, 02/15/28 (Call 08/29/22)(b)(c)	USD	50	48,635
7.50%, 03/15/26 (Call 08/29/22)(b)	USD	50	51,867
Alcoa Nederland Holding BV, 6.13%, 05/15/28 (Call 05/15/23)(b)	USD	150	152,393
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(b)	USD	65	60,909
5.88%, 11/01/29 (Call 11/01/24)(b)	USD	30	26,837
6.75%, 10/15/27 (Call 10/15/22)(b)	USD	80	75,931
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(b)(c)	USD	75	58,134
6.63%, 07/15/26 (Call 08/29/22)(b)(c)	USD	120	116,276
9.75%, 07/15/27 (Call 08/29/22)(b)	USD	65	59,624
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28 (Call 06/01/24)(b)	USD	175	152,862
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl, 3.63%, 06/01/28 (Call 06/01/24)(a)	EUR	100	84,567
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	USD	60	51,675
4.75%, 10/01/27 (Call 10/01/22)(b)	USD	25	23,773
5.88%, 06/01/29 (Call 06/01/24)(b)(c)	USD	45	44,247
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)(c)	USD	80	80,700
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(b)	USD	70	62,338
Security		Par (000)	Value

United States (continued)
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	USD	85	$75,861
4.75%, 08/01/25 (Call 08/29/22)	USD	50	48,000
5.00%, 04/01/24 (Call 08/29/22)	USD	41	40,755
American Airlines Group Inc., 3.75%, 03/01/25(b)(c)	USD	40	35,050
American Airlines Inc., 11.75%, 07/15/25(b)(c)	USD	175	194,250
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(b)	USD	255	250,537
5.75%, 04/20/29(b)	USD	210	201,075
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(c)	USD	50	43,750
6.50%, 04/01/27 (Call 08/29/22)(c)	USD	35	33,600
6.88%, 07/01/28 (Call 07/01/23)	USD	25	24,075
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(b)(c)	USD	25	21,321
4.00%, 01/15/28 (Call 01/15/23)(b)	USD	65	59,801
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	USD	65	65,060
5.63%, 05/20/24 (Call 03/20/24)	USD	35	35,430
5.75%, 05/20/27 (Call 02/20/27)(c)	USD	25	25,175
5.88%, 08/20/26 (Call 05/20/26)	USD	60	60,470
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(b)	USD	45	44,024
5.75%, 03/01/27 (Call 08/15/22)(b)(c)	USD	60	59,510
5.75%, 01/15/28 (Call 01/15/23)(b)(c)	USD	55	54,087
7.88%, 05/15/26 (Call 05/15/23)(b)	USD	25	26,167
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(b)	USD	60	59,025
7.63%, 02/01/29 (Call 02/01/24)(b)	USD	21	22,191
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(c)	USD	45	43,101
4.38%, 10/15/28 (Call 07/15/28)(c)	USD	25	23,786
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(b)(c)	USD	65	54,602
6.75%, 02/15/27 (Call 02/15/23)(b)(c)	USD	55	54,519
Aramark Services Inc.
5.00%, 04/01/25 (Call 08/29/22)(b)	USD	60	59,909
5.00%, 02/01/28 (Call 02/01/23)(b)	USD	70	68,149
6.38%, 05/01/25 (Call 08/29/22)(b)	USD	95	95,175
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(b)	USD	55	46,949
6.13%, 12/01/28 (Call 12/01/23)(b)(c)	USD	50	41,831
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(b)	USD	40	35,980
6.88%, 04/01/27 (Call 08/29/22)(b)	USD	40	37,487
Arconic Corp.
6.00%, 05/15/25 (Call 08/29/22)(b)	USD	45	45,545
6.13%, 02/15/28 (Call 02/15/23)(b)	USD	65	64,745
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 2.00%, 09/01/28 (Call 05/15/24)(a)	EUR	100	89,131
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26 (Call 08/29/22)(a)	EUR	100	86,298
5.25%, 04/30/25 (Call 08/29/22)(b)	USD	50	49,026
5.25%, 08/15/27 (Call 08/29/22)(b)	USD	225	174,769
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	USD	25	23,195
4.63%, 11/15/29 (Call 11/15/24)(b)	USD	60	52,950

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
4.75%, 03/01/30 (Call 03/01/25)	USD	25	$22,376
5.00%, 02/15/32 (Call 11/15/26)(b)	USD	50	43,500
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(b)(c)	USD	40	35,147
7.00%, 11/01/26 (Call 08/29/22)(b)	USD	50	48,534
Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 04/01/30 (Call 04/01/25)(b)	USD	30	22,921
ASP Unifrax Holdings Inc
5.25%, 09/30/28 (Call 09/30/24)(b)	USD	35	29,992
7.50%, 09/30/29 (Call 09/30/24)(b)(c)	USD	50	39,500
AssuredPartners Inc., 5.63%, 01/15/29 (Call 12/15/23)(b)	USD	50	44,500
Audacy Capital Corp.
6.50%, 05/01/27 (Call 08/15/22)(b)(c)	USD	25	12,375
6.75%, 03/31/29 (Call 03/31/24)(b)	USD	25	12,063
Autostrade per l’Italia SpA, 2.00%, 01/15/30 (Call 10/15/29)(a)	EUR	100	85,658
Avantor Funding Inc.
2.63%, 11/01/25 (Call 11/01/22)(a)	EUR	100	100,046
3.88%, 11/01/29 (Call 11/01/24)(b)(c)	USD	60	55,200
4.63%, 07/15/28 (Call 07/15/23)(b)(c)	USD	105	100,537
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(b)	USD	85	39,927
Avient Corp., 7.13%, 08/01/30(b)	USD	25	25,750
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(b)(c)	USD	50	45,298
5.38%, 03/01/29 (Call 03/01/24)(b)(c)	USD	40	36,550
5.75%, 07/15/27 (Call 08/29/22)(b)	USD	30	28,790
Avis Budget Finance PLC, 4.75%, 01/30/26 (Call 08/30/22)(a)	EUR	100	94,177
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(b)(c)	USD	75	65,768
B&G Foods Inc.
5.25%, 04/01/25 (Call 08/29/22)(c)	USD	65	62,237
5.25%, 09/15/27 (Call 08/29/22)	USD	45	41,175
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(c)	USD	100	86,711
3.13%, 09/15/31 (Call 06/15/31)	USD	90	78,862
4.00%, 11/15/23	USD	75	75,143
4.38%, 12/15/23	EUR	100	104,837
4.88%, 03/15/26 (Call 12/15/25)	USD	45	45,295
5.25%, 07/01/25(c)	USD	75	75,900
Banco BPM SpA, 1.75%, 01/28/25(a)	EUR	100	97,458
Banco Comercial Portugues SA, 3.87%, 03/27/30 (Call 03/27/25)(a)(d)	EUR	100	83,523
Bath & Body Works Inc.
5.25%, 02/01/28(c)	USD	40	37,716
6.63%, 10/01/30 (Call 10/01/25)(b)	USD	80	77,053
7.50%, 06/15/29 (Call 06/15/24)	USD	40	39,625
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 08/29/22)(b)	USD	145	91,582
9.25%, 04/01/26 (Call 08/29/22)(b)	USD	90	63,607
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(b)	USD	125	99,466
5.00%, 01/30/28 (Call 01/30/23)(b)	USD	80	42,955
5.25%, 01/30/30 (Call 01/30/25)(b)	USD	80	41,200
5.50%, 11/01/25 (Call 08/29/22)(b)	USD	120	106,873
5.75%, 08/15/27 (Call 08/15/22)(b)	USD	50	41,525
6.25%, 02/15/29 (Call 02/15/24)(b)	USD	110	58,708
7.00%, 01/15/28 (Call 01/15/23)(b)	USD	70	38,623
7.25%, 05/30/29 (Call 05/30/24)(b)	USD	70	38,259
9.00%, 12/15/25 (Call 08/29/22)(b)	USD	90	65,250
Security		Par (000)	Value

United States (continued)
Bayer AG, 5.38%, 03/25/82 (Call 06/25/30)(a)(d)	EUR	100	$94,471
Belden Inc., 3.88%, 03/15/28 (Call 03/15/23)(a)	EUR	150	142,297
Berry Global Inc., 5.63%, 07/15/27 (Call 08/29/22)(b)(c)	USD	30	30,301
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(b)	USD	75	69,375
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)	USD	63	58,747
3.50%, 06/01/31 (Call 03/01/31)(c)	USD	80	69,362
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(b)(c)	USD	50	47,332
4.00%, 07/01/29 (Call 07/01/24)(b)(c)	USD	50	47,703
Boxer Parent Co. Inc., 6.50%, 10/02/25 (Call 08/29/22)(a)	EUR	100	98,768
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(c)	USD	50	48,171
4.75%, 06/15/31 (Call 06/15/26)(b)	USD	65	59,962
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 08/29/22)(b)(c)	USD	80	66,100
Brink’s Co. (The), 5.50%, 07/15/25 (Call 08/29/22)(b)	USD	65	65,538
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL, 4.50%, 04/01/27 (Call 10/01/23)(b)	USD	70	61,448
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(c)	USD	50	46,622
4.13%, 03/01/25 (Call 02/01/25)(b)	USD	25	24,217
4.13%, 12/01/27 (Call 09/01/27)	USD	25	22,680
4.15%, 07/01/23 (Call 04/01/23)	USD	0	—
4.50%, 03/01/28 (Call 12/01/27)(b)(c)	USD	50	45,877
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)(c)	USD	90	76,904
5.00%, 03/01/30 (Call 03/01/25)(b)(c)	USD	50	46,488
6.38%, 06/15/32 (Call 06/15/27)(b)	USD	30	29,743
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(b)(c)	USD	70	59,346
6.25%, 07/01/25 (Call 08/09/22)(b)	USD	255	254,362
8.13%, 07/01/27 (Call 07/01/23)(b)(c)	USD	135	135,182
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%,
07/01/25 (Call 08/09/22)(b)	USD	60	60,161
Callon Petroleum Co.
7.50%, 06/15/30 (Call 06/15/25)(b)(c)	USD	50	48,262
8.00%, 08/01/28 (Call 08/01/24)(b)(c)	USD	50	50,710
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(b)	USD	75	66,366
4.50%, 02/15/28 (Call 02/15/23)(b)	USD	80	77,600
4.63%, 02/01/29 (Call 02/01/24)(b)	USD	40	35,970
5.00%, 02/01/31 (Call 02/01/26)(b)(c)	USD	65	57,637
5.13%, 03/15/28 (Call 03/15/23)(b)	USD	100	94,060
5.25%, 06/01/26 (Call 08/29/22)(b)(c)	USD	47	47,294
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 08/29/22)(b)	USD	45	43,969
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(b)	USD	60	55,950
Carnival PLC, 1.00%, 10/28/29 (Call 07/28/29)	EUR	100	57,948
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(b)	USD	50	29,850
5.50%, 04/15/27 (Call 04/15/24)(b)(c)	USD	60	39,600
5.63%, 10/01/25 (Call 10/01/22)(b)(c)	USD	45	34,612
5.88%, 10/01/28 (Call 10/01/23)(b)(c)	USD	50	31,694
10.25%, 05/01/30 (Call 05/01/27)(b)(c)	USD	230	189,175
Catalent Pharma Solutions Inc.
2.38%, 03/01/28 (Call 03/01/23)(a)	EUR	100	88,913
3.13%, 02/15/29 (Call 02/15/24)(b)	USD	40	35,450

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
3.50%, 04/01/30 (Call 04/01/25)(b)	USD	60	$53,444
5.00%, 07/15/27 (Call 08/29/22)(b)	USD	25	24,908
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(b)(c)	USD	225	195,187
4.25%, 01/15/34 (Call 01/15/28)(b)(c)	USD	135	110,500
4.50%, 08/15/30 (Call 02/15/25)(b)(c)	USD	185	164,978
4.50%, 05/01/32 (Call 05/01/26)	USD	210	180,862
4.50%, 06/01/33 (Call 06/01/27)(b)	USD	130	109,525
4.75%, 03/01/30 (Call 09/01/24)(b)(c)	USD	235	213,850
4.75%, 02/01/32 (Call 02/01/27)(b)(c)	USD	95	83,897
5.00%, 02/01/28 (Call 08/15/22)(b)	USD	190	183,350
5.13%, 05/01/27 (Call 08/29/22)(b)(c)	USD	230	224,825
5.38%, 06/01/29 (Call 06/01/24)(b)	USD	115	110,205
5.50%, 05/01/26 (Call 08/29/22)(b)	USD	45	45,401
CDI Escrow Issuer Inc., 5.75%, 04/01/30 (Call 04/01/25)(b)	USD	70	68,425
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	USD	45	43,042
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op
5.38%, 04/15/27 (Call 08/29/22)(c)	USD	50	48,727
5.50%, 05/01/25 (Call 08/29/22)(b)	USD	50	50,215
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	USD	150	134,250
2.50%, 03/01/31 (Call 12/01/30)	USD	165	141,524
2.63%, 08/01/31 (Call 05/01/31)	USD	85	72,782
3.00%, 10/15/30 (Call 07/15/30)	USD	150	133,887
3.38%, 02/15/30 (Call 02/15/25)	USD	150	137,531
4.25%, 12/15/27 (Call 12/15/22)	USD	190	186,886
4.63%, 12/15/29 (Call 12/15/24)	USD	265	261,356
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	USD	50	43,927
4.13%, 04/30/31 (Call 04/30/26)(b)	USD	20	17,225
Central Parent Inc./Central Merger Sub Inc., 7.25%, 06/15/29 (Call 06/15/25)(b)	USD	45	45,738
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(b)(c)	USD	50	42,902
6.75%, 06/01/27 (Call 08/29/22)	USD	25	25,406
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 08/09/22)(b)	USD	64	63,520
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(b)	USD	50	46,587
4.00%, 03/15/31 (Call 03/15/26)(b)	USD	40	37,307
4.25%, 05/01/28 (Call 05/01/23)(b)(c)	USD	40	39,100
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(b)	USD	45	39,488
5.38%, 05/15/27 (Call 02/15/27)(c)	USD	40	38,469
5.75%, 11/15/28 (Call 11/15/23)(b)	USD	60	57,273
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	USD	160	155,800
Cheniere Energy Partners LP
3.25%, 01/31/32(c)	USD	90	78,611
4.00%, 03/01/31 (Call 03/01/26)	USD	100	92,538
4.50%, 10/01/29 (Call 10/01/24)(c)	USD	90	87,300
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28 (Call 01/15/24)(a)	EUR	100	91,278
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(b)	USD	30	30,033
5.88%, 02/01/29 (Call 02/05/24)(b)	USD	47	47,199
6.75%, 04/15/29 (Call 04/15/24)(b)(c)	USD	50	51,405
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(b)	USD	85	68,425
Security		Par (000)	Value

United States (continued)
5.25%, 05/15/30 (Call 05/15/25)(b)(c)	USD	115	$96,600
5.63%, 03/15/27 (Call 12/15/23)(b)	USD	130	115,537
6.00%, 01/15/29 (Call 01/15/24)(b)(c)	USD	70	61,075
6.13%, 04/01/30 (Call 04/01/25)(b)(c)	USD	100	53,625
6.88%, 04/01/28 (Call 04/01/23)(b)	USD	60	30,000
6.88%, 04/15/29 (Call 04/15/24)(b)(c)	USD	145	80,475
8.00%, 03/15/26 (Call 08/29/22)(b)(c)	USD	135	128,925
8.00%, 12/15/27 (Call 12/15/22)(b)(c)	USD	39	37,050
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)	USD	65	61,914
5.50%, 04/01/27 (Call 08/29/22)(b)	USD	55	54,792
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)(c)	USD	40	35,626
5.88%, 03/15/26 (Call 03/15/23)(b)	USD	35	33,600
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/29/22)(b)(c)	USD	75	74,625
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(b)(c)	USD	45	43,253
7.00%, 06/15/25 (Call 08/29/22)(b)	USD	100	98,500
Clarios Global LP, 6.75%, 05/15/25 (Call 08/29/22)(b)(c)	USD	47	47,217
Clarios Global LP/Clarios US Finance Co.
4.38%, 05/15/26 (Call 08/29/22)(a)	EUR	100	94,603
6.25%, 05/15/26 (Call 08/29/22)(b)(c)	USD	50	50,596
8.50%, 05/15/27 (Call 08/29/22)(b)(c)	USD	120	121,114
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(b)(c)	USD	60	54,600
4.88%, 07/01/29 (Call 06/30/24)(b)	USD	85	75,225
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/29/22)(b)(c)	USD	80	74,000
7.50%, 06/01/29 (Call 06/01/24)(b)	USD	75	60,375
7.75%, 04/15/28 (Call 04/15/24)(b)(c)	USD	90	73,980
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(b)	USD	45	39,851
4.75%, 03/15/28 (Call 03/15/23)(b)(c)	USD	60	58,280
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(b)(c)	USD	30	28,050
4.88%, 03/01/31 (Call 03/01/26)(b)(c)	USD	55	51,103
5.88%, 06/01/27 (Call 08/29/22)	USD	50	49,758
6.75%, 03/15/26 (Call 08/29/22)(b)	USD	45	46,463
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(b)	USD	55	55,442
8.75%, 04/15/30 (Call 04/15/25)(b)	USD	70	65,625
CNX Resources Corp., 6.00%, 01/15/29 (Call 01/15/24)(b)	USD	80	77,800
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(b)(c)	USD	80	52,420
3.63%, 10/01/31 (Call 10/01/26)(b)(c)	USD	80	47,707
Colgate Energy Partners III LLC, 5.88%, 07/01/29 (Call 07/01/24)(b)	USD	35	32,032
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(b)(c)	USD	90	78,253
6.00%, 03/01/26 (Call 08/29/22)(b)	USD	115	111,837
7.13%, 07/01/28 (Call 07/01/23)(b)(c)	USD	40	33,200
8.25%, 03/01/27 (Call 08/29/22)(b)	USD	75	65,250
CommScope Technologies LLC
5.00%, 03/15/27 (Call 08/09/22)(b)(c)	USD	65	53,449
6.00%, 06/15/25 (Call 08/09/22)(b)	USD	81	74,925
Compass Group Diversified Holdings LLC, 5.25%,
04/15/29 (Call 04/15/24)(b)	USD	75	66,859
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(b)	USD	75	70,500
6.75%, 03/01/29 (Call 03/01/24)(b)	USD	80	79,200

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(b)	USD	150	$132,715
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(b)	USD	35	27,822
6.50%, 10/01/28 (Call 10/01/23)(b)	USD	60	51,600
Constellium SE
3.13%, 07/15/29 (Call 07/15/24)(a)	EUR	100	80,093
3.75%, 04/15/29 (Call 04/15/24)(b)(c)	USD	25	21,313
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(b)	USD	7	4,728
Coty Inc.
3.88%, 04/15/26 (Call 04/15/23)(a)	EUR	100	97,543
5.00%, 04/15/26 (Call 04/15/23)(b)(c)	USD	70	68,478
6.50%, 04/15/26 (Call 08/29/22)(b)(c)	USD	50	48,800
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(b)	USD	50	45,386
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(b)(c)	USD	40	35,700
5.00%, 09/01/30 (Call 09/01/25)	USD	35	30,625
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%,
06/15/31 (Call 06/15/26)(b)	USD	100	94,771
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 08/15/22)(b)	USD	50	48,581
5.75%, 04/01/25 (Call 08/29/22)	USD	80	79,339
6.00%, 02/01/29 (Call 02/01/24)(b)	USD	35	31,886
8.00%, 04/01/29 (Call 04/01/24)(b)	USD	25	24,734
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(b)	USD	45	44,972
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(c)	USD	25	24,425
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 08/29/22)	USD	50	49,619
Crown European Holdings SA, 2.88%, 02/01/26 (Call 08/01/25)(a)	EUR	100	97,506
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(b)	USD	35	32,437
5.63%, 10/15/25 (Call 08/29/22)(b)	USD	75	75,150
CSC Holdings LLC
4.13%, 12/01/30 (Call 12/01/25)(b)	USD	100	85,250
4.50%, 11/15/31 (Call 11/15/26)(b)	USD	100	84,937
4.63%, 12/01/30 (Call 12/01/25)(b)	USD	100	76,000
5.00%, 11/15/31 (Call 11/15/26)(b)(c)	USD	50	37,750
5.25%, 06/01/24	USD	75	74,250
5.50%, 04/15/27 (Call 08/29/22)(b)	USD	100	97,060
5.75%, 01/15/30 (Call 01/15/25)(b)(c)	USD	250	203,437
6.50%, 02/01/29 (Call 02/01/24)(b)	USD	100	96,660
7.50%, 04/01/28 (Call 04/01/23)(b)	USD	125	114,687
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(b)	USD	75	51,188
CVR Energy Inc.
5.25%, 02/15/25 (Call 08/15/22)(b)	USD	20	19,164
5.75%, 02/15/28 (Call 02/15/23)(b)(c)	USD	45	41,404
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 08/29/22)(b)	USD	40	39,246
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	USD	15	12,670
5.38%, 11/15/27 (Call 11/15/22)	USD	40	37,496
5.63%, 06/15/28 (Call 06/15/23)(c)	USD	45	42,236
Security		Par (000)	Value

United States (continued)
Darling Ingredients Inc., 6.00%, 06/15/30 (Call 06/15/25)(b)	USD	65	$67,225
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	USD	105	79,978
4.63%, 06/01/30 (Call 06/01/25)(b)	USD	190	156,121
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	USD	50	43,600
5.13%, 05/15/29 (Call 02/15/29)	USD	25	24,709
5.38%, 07/15/25 (Call 04/15/25)	USD	55	56,349
5.63%, 07/15/27 (Call 04/15/27)	USD	25	25,842
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	USD	70	66,922
3.75%, 10/28/29 (Call 07/28/29)(c)	USD	60	52,293
4.38%, 04/19/28 (Call 01/19/28)(c)	USD	40	37,497
7.38%, 01/15/26 (Call 12/15/25)	USD	80	84,258
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(b)	USD	205	45,100
6.63%, 08/15/27 (Call 08/15/22)(b)	USD	125	12,344
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 08/29/22)(c)	USD	25	12,288
9.38%, 07/15/25 (Call 08/15/22)(b)(c)	USD	55	42,763
Directv Financing LLC/Directv Financing Co-Obligor Inc.,
5.88%, 08/15/27 (Call 08/15/23)(b)(c)	USD	275	257,196
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(b)	USD	185	160,256
5.75%, 12/01/28 (Call 12/01/27)(b)	USD	175	142,187
5.88%, 11/15/24(c)	USD	150	138,969
7.38%, 07/01/28 (Call 07/01/23)(c)	USD	80	57,391
7.75%, 07/01/26(c)	USD	150	124,980
5.13%, 06/01/29	USD	115	75,398
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)(c)	USD	40	29,750
4.75%, 02/15/28 (Call 08/15/27)	USD	40	30,809
9.75%, 06/15/25 (Call 08/29/22)	USD	30	29,929
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	USD	45	43,556
4.35%, 04/15/29 (Call 01/15/29)	USD	40	37,053
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(b)(c)	USD	75	69,574
4.38%, 06/15/31 (Call 06/15/26)(b)	USD	65	58,875
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)(c)	USD	30	26,819
5.50%, 06/01/28 (Call 06/01/23)(b)(c)	USD	55	53,742
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)	USD	50	51,125
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(b)	USD	50	50,115
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)(c)	USD	55	50,886
4.63%, 04/01/31 (Call 04/01/26)(c)	USD	40	35,864
4.75%, 02/01/30 (Call 02/01/25)(c)	USD	55	50,680
Encore Capital Group Inc., 5.38%, 02/15/26 (Call 11/15/22)(a)	GBP	100	114,209
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 01/30/23)(b)	USD	50	50,563
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 06/30/28 (Call 06/30/23)(b)	USD	91	5,944
9.50%, 07/31/27 (Call 07/31/23)(b)(c)	USD	97	25,220
Endo Luxembourg Finance Co. I Sarl/Endo U.S. Inc., 6.13%, 04/01/29 (Call 04/01/24)(b)	USD	75	60,609

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(b)	USD	55	$45,421
4.75%, 06/15/28 (Call 06/15/23)(b)	USD	25	21,375
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	USD	65	63,719
4.40%, 04/01/24 (Call 01/01/24)	USD	50	49,985
4.85%, 07/15/26 (Call 04/15/26)	USD	40	39,491
Enstar Finance LLC, 5.50%, 01/15/42 (Call 01/15/27)(d)	USD	50	43,210
Entegris Escrow Corp., 5.95%, 06/15/30 (Call 06/15/25)(b)	USD	75	74,437
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)	USD	25	22,404
4.38%, 04/15/28 (Call 04/15/23)(b)	USD	25	23,467
EQM Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)	USD	25	23,160
4.50%, 01/15/29 (Call 07/15/28)(b)(c)	USD	80	71,600
4.75%, 01/15/31 (Call 07/15/30)(b)	USD	75	67,991
5.50%, 07/15/28 (Call 04/15/28)	USD	65	61,799
6.00%, 07/01/25 (Call 04/01/25)(b)	USD	60	59,890
6.50%, 07/01/27 (Call 01/01/27)(b)	USD	50	50,594
7.50%, CALL, 06/01/27 (Call 06/01/24)(b)	USD	35	35,777
7.50%, CALL, 06/01/30 (Call 12/01/29)(b)	USD	40	41,123
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26 (Call 12/01/22)(b)	USD	75	23,051
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(b)	USD	75	70,330
5.25%, 05/15/26 (Call 02/15/26)(b)	USD	25	25,508
Faurecia SE, 2.38%, 06/15/27 (Call 06/15/23)(a)	EUR	100	83,780
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/23)(b)	USD	40	37,200
5.88%, 04/01/29 (Call 04/01/24)(b)	USD	60	52,604
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(b)	USD	75	69,937
6.75%, 01/15/30 (Call 01/15/25)(b)	USD	90	73,575
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(b)	USD	25	22,894
5.63%, 01/01/30 (Call 01/01/25)(b)	USD	35	32,911
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	USD	45	39,731
Series B, 2.25%, 09/01/30 (Call 06/01/30)	USD	60	51,097
Series B, 4.40%, 07/15/27 (Call 04/15/27)	USD	110	107,767
Ford Credit Canada Co, 2.96%, 09/16/26 (Call 08/16/26)	CAD	100	68,007
Ford Credit Canada Co.
3.50%, 11/30/23	CAD	25	18,931
4.46%, 11/13/24	CAD	50	37,784
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	USD	310	258,850
4.35%, 12/08/26 (Call 09/08/26)(c)	USD	25	24,681
Ford Motor Credit Co. LLC
1.51%, 02/17/23	EUR	100	101,872
1.74%, 07/19/24	EUR	100	98,555
2.30%, 02/10/25 (Call 01/10/25)	USD	25	23,521
2.70%, 08/10/26 (Call 07/10/26)	USD	175	158,966
3.25%, 09/15/25	EUR	100	99,665
3.37%, 11/17/23	USD	150	147,375
3.38%, 11/13/25 (Call 10/13/25)	USD	200	190,842
3.63%, 06/17/31 (Call 03/17/31)	USD	25	21,332
3.81%, 01/09/24 (Call 11/09/23)	USD	175	173,903
3.82%, 11/02/27 (Call 08/02/27)	USD	110	100,741
4.00%, 11/13/30 (Call 08/13/30)	USD	125	111,316
Security		Par (000)	Value

United States (continued)
4.06%, 11/01/24 (Call 10/01/24)	USD	225	$221,344
4.13%, 08/04/25	USD	25	24,592
4.54%, 03/06/25	GBP	100	116,287
4.95%, 05/28/27 (Call 04/28/27)	USD	125	122,865
5.11%, 05/03/29 (Call 02/03/29)(c)	USD	225	219,094
5.13%, 06/16/25 (Call 05/16/25)	USD	365	363,872
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(b)	USD	60	53,926
6.50%, 10/01/25 (Call 08/29/22)(b)	USD	60	59,583
9.75%, 08/01/27 (Call 08/01/23)(b)	USD	40	40,450
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(b)	USD	35	27,194
7.63%, 05/01/26 (Call 05/01/23)(b)(c)	USD	45	37,292
8.13%, 11/15/24 (Call 08/29/22)(b)	USD	45	40,129
8.25%, 04/15/25 (Call 08/29/22)(b)(c)	USD	45	40,275
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(b)	USD	115	107,926
5.88%, 10/15/27 (Call 10/15/23)(b)(c)	USD	85	84,044
5.88%, 11/01/29 (Call 11/01/24)	USD	50	42,000
6.00%, 01/15/30 (Call 10/15/24)(b)(c)	USD	80	67,200
6.75%, 05/01/29 (Call 05/01/24)(b)(c)	USD	60	53,400
8.75%, 05/15/30 (Call 05/15/25)(b)	USD	100	106,000
FXI Holdings Inc.
7.88%, 11/01/24 (Call 08/29/22)(b)	USD	54	46,710
12.25%, 11/15/26 (Call 11/15/22)(b)	USD	49	43,257
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)(c)	USD	50	36,750
3.88%, 10/01/31 (Call 10/01/26)(b)	USD	50	35,977
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	USD	40	36,214
3.75%, 10/01/30 (Call 10/01/25)(b)	USD	55	50,624
4.50%, 07/01/28 (Call 07/01/23)(b)	USD	50	49,432
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25 (Call 08/29/22)	USD	45	43,423
7.75%, 02/01/28 (Call 02/01/23)(c)	USD	55	51,553
8.00%, 01/15/27 (Call 01/15/24)	USD	70	68,192
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26)(b)(d)	USD	60	48,769
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(b)	USD	50	44,571
5.25%, 12/01/27 (Call 08/29/22)(b)	USD	60	59,041
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(c)	USD	65	62,400
5.00%, 05/31/26 (Call 08/29/22)(c)	USD	80	78,651
5.00%, 07/15/29 (Call 04/15/29)(c)	USD	45	41,040
5.25%, 04/30/31 (Call 01/30/31)	USD	50	44,893
5.25%, 07/15/31 (Call 04/15/31)	USD	20	17,425
5.63%, 04/30/33 (Call 01/30/33)	USD	35	30,780
9.50%, 05/31/25 (Call 08/15/22)	USD	70	73,775
Grand Canyon University
4.13%, 10/01/24	USD	25	23,945
5.13%, 10/01/28 (Call 08/01/28)(c)	USD	40	37,542
Graphic Packaging International LLC
3.50%, 03/15/28(b)	USD	25	23,238
3.75%, 02/01/30 (Call 08/01/29)(b)	USD	45	40,722
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(b)(c)	USD	95	84,234
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(b)	USD	75	64,708
5.88%, 07/15/26 (Call 08/29/22)(b)	USD	40	39,751
7.00%, 05/15/27 (Call 08/09/22)(b)	USD	65	65,497

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	USD	80	$76,376
Grifols SA, 1.63%, 02/15/25 (Call 08/29/22)(a)	EUR	100	98,003
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 08/29/22)(b)	USD	25	24,748
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(b)(c)	USD	75	65,250
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24 (Call 03/15/24)(a)	EUR	100	95,763
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	USD	65	64,554
4.88%, 05/15/26 (Call 02/15/26)(b)	USD	65	63,585
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26 (Call 03/15/26)(b)	USD	95	83,334
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(b)	USD	100	96,679
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(b)	USD	30	28,125
Herc Holdings Inc., 5.50%, 07/15/27 (Call 08/29/22)(b)	USD	75	75,000
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(b)	USD	50	44,500
5.00%, 12/01/29 (Call 12/01/24)(b)(c)	USD	55	46,975
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(b)	USD	45	39,990
5.13%, 06/15/28 (Call 06/15/23)(b)(c)	USD	45	43,733
5.50%, 10/15/30 (Call 10/15/25)(b)	USD	35	32,802
5.63%, 02/15/26 (Call 08/29/22)(b)	USD	50	49,813
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(b)	USD	45	41,784
6.00%, 04/15/30 (Call 04/15/25)(b)	USD	45	41,333
6.00%, 02/01/31 (Call 02/01/26)(b)	USD	45	41,217
6.25%, 11/01/28 (Call 11/01/23)(b)(c)	USD	25	24,113
6.25%, 04/15/32 (Call 05/15/27)(b)	USD	40	36,510
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	USD	105	90,562
3.75%, 05/01/29 (Call 05/01/24)(b)	USD	75	68,062
4.00%, 05/01/31 (Call 05/01/26)(b)	USD	75	67,500
4.88%, 01/15/30 (Call 01/15/25)(c)	USD	80	77,700
5.38%, 05/01/25 (Call 08/09/22)(b)	USD	10	10,000
5.75%, 05/01/28 (Call 05/01/23)(b)	USD	40	40,428
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)	USD	30	25,650
5.00%, 06/01/29 (Call 06/01/24)(b)(c)	USD	70	61,740
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 08/15/22)	USD	35	34,596
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(b)	USD	60	45,529
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	USD	75	68,109
4.63%, 02/01/28 (Call 02/01/23)(b)(c)	USD	25	24,317
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	USD	40	34,933
4.38%, 02/01/31 (Call 02/01/26)(b)	USD	40	34,208
5.38%, 08/01/28 (Call 08/01/23)(b)(c)	USD	65	60,637
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)(c)	USD	50	44,803
5.13%, 10/01/24 (Call 07/01/24)	USD	55	55,247
6.88%, 05/01/25 (Call 04/01/25)	USD	55	58,012
Security		Par (000)	Value

United States (continued)
HUB International Ltd.
5.63%, 12/01/29 (Call 12/01/24)(b)	USD	40	$35,851
7.00%, 05/01/26 (Call 08/09/22)(b)	USD	125	123,903
Hughes Satellite Systems Corp.
5.25%, 08/01/26	USD	45	45,506
6.63%, 08/01/26(c)	USD	65	63,957
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	USD	60	54,360
4.75%, 09/15/24 (Call 06/15/24)	USD	75	73,777
5.25%, 05/15/27 (Call 11/15/26)	USD	92	88,320
6.25%, 05/15/26 (Call 08/29/22)	USD	105	104,787
6.38%, 12/15/25 (Call 08/29/22)	USD	45	44,906
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)(c)	USD	40	35,940
5.25%, 08/15/27 (Call 08/15/22)(b)	USD	45	41,144
6.38%, 05/01/26 (Call 08/15/22)	USD	50	48,655
8.38%, 05/01/27 (Call 08/15/22)(c)	USD	120	108,336
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(b)	USD	150	140,250
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/26 (Call 01/15/23)(a)	EUR	100	91,909
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(b)	USD	225	209,812
International Game Technology PLC
3.50%, 06/15/26 (Call 08/30/22)(a)	EUR	150	145,885
4.13%, 04/15/26 (Call 04/15/23)(b)	USD	65	61,790
6.25%, 01/15/27 (Call 07/15/26)(b)	USD	85	85,802
6.50%, 02/15/25 (Call 08/15/24)(b)	USD	90	91,939
IQVIA Inc.
2.25%, 03/15/29 (Call 03/15/24)(a)	EUR	100	88,577
2.88%, 09/15/25 (Call 08/08/22)(a)	EUR	100	100,964
2.88%, 06/15/28 (Call 06/15/23)(a)	EUR	100	93,728
5.00%, 05/15/27 (Call 08/29/22)(b)	USD	150	150,231
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	USD	85	74,587
4.88%, 09/15/27 (Call 09/15/22)(b)(c)	USD	75	71,608
4.88%, 09/15/29 (Call 09/15/24)(b)	USD	85	78,267
5.00%, 07/15/28 (Call 07/15/23)(b)	USD	30	28,575
5.25%, 03/15/28 (Call 12/27/22)(b)	USD	55	53,038
5.25%, 07/15/30 (Call 07/15/25)(b)(c)	USD	100	93,250
5.63%, 07/15/32 (Call 07/15/26)(b)	USD	35	33,082
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(b)(c)	USD	55	49,386
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 08/08/22)(a)	GBP	100	108,917
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)(c)	USD	20	19,075
4.75%, 10/01/24 (Call 07/01/24)	USD	90	88,762
5.50%, 02/15/26 (Call 08/29/22)	USD	25	24,777
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(b)(c)	USD	90	76,792
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	USD	130	125,170
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(b)(c)	USD	75	62,970
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 08/29/22)(b)	USD	25	23,133
4.88%, 12/15/27 (Call 12/15/22)(b)(c)	USD	25	21,238
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(b)	USD	35	28,219
4.63%, 03/01/28 (Call 03/01/23)(b)(c)	USD	25	21,572
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)(c)	USD	30	26,857
4.75%, 02/01/30 (Call 09/01/24)	USD	50	43,000

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
5.00%, 03/01/31 (Call 03/01/26)	USD	61	$52,676
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 08/29/22)(b)	USD	50	50,066
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(b)	USD	80	80,668
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(b)	USD	20	18,250
6.75%, 07/15/26 (Call 08/09/22)(b)	USD	65	62,806
8.25%, 11/01/29 (Call 11/01/24)(b)	USD	45	37,937
10.50%, 07/15/27 (Call 08/09/22)(b)(c)	USD	35	33,250
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(b)	USD	35	30,958
4.75%, 06/15/29 (Call 06/15/24)(b)	USD	45	38,672
5.25%, 10/01/25 (Call 08/15/22)(b)	USD	4	3,770
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	USD	45	39,600
3.75%, 02/15/28 (Call 02/15/23)	USD	25	23,500
4.00%, 02/15/30 (Call 02/15/25)(c)	USD	35	32,372
4.88%, 01/15/29 (Call 01/15/24)(c)	USD	40	38,640
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	USD	75	70,125
4.38%, 01/31/32 (Call 01/31/27)(b)	USD	50	47,292
4.88%, 05/15/28 (Call 11/15/27)(b)	USD	35	33,950
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(b)(c)	USD	25	24,150
9.50%, 01/15/25 (Call 08/29/22)	USD	25	25,633
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	USD	25	23,411
3.20%, 08/08/24 (Call 07/08/24)	USD	125	121,562
3.50%, 08/18/26 (Call 06/18/26)	USD	75	70,312
3.90%, 08/08/29 (Call 05/08/29)	USD	44	39,572
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(b)	USD	75	56,625
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(b)	USD	80	68,510
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(b)	USD	50	44,100
6.75%, 10/15/27 (Call 10/15/22)(b)	USD	90	87,889
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(b)	USD	40	24,300
6.50%, 11/01/25 (Call 11/01/22)(b)	USD	25	16,383
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 08/29/22)(b)	USD	35	31,243
6.75%, 04/15/25 (Call 08/29/22)(b)(c)	USD	35	34,584
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(b)	USD	55	46,218
3.75%, 07/15/29 (Call 01/15/24)(b)	USD	65	54,252
4.25%, 07/01/28 (Call 07/01/23)(b)(c)	USD	100	87,765
4.63%, 09/15/27 (Call 09/15/22)(b)(c)	USD	75	69,122
5.25%, 03/15/26 (Call 08/29/22)(c)	USD	50	49,779
5.38%, 05/01/25 (Call 08/29/22)	USD	70	70,094
Liberty Mutual Group Inc.
3.63%, 05/23/59 (Call 05/23/24)(a)(d)	EUR	100	95,023
4.13%, 12/15/51 (Call 09/15/26)(b)(d)	USD	100	84,040
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(b)	USD	68	63,750
8.00%, 04/15/26 (Call 02/01/23)(b)(c)	USD	45	42,413
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(b)	USD	45	34,828
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(b)(c)	USD	65	53,629

Security		Par (000)	Value

United States (continued)
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)	USD	85	$76,514
4.38%, 01/15/31 (Call 10/15/25)(b)	USD	40	36,648
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(b)	USD	50	45,840
4.75%, 10/15/27 (Call 10/15/22)(b)(c)	USD	75	71,908
6.50%, 05/15/27 (Call 05/15/23)(b)	USD	85	87,337
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	USD	60	55,800
4.38%, 05/15/31 (Call 05/15/26)(b)	USD	35	32,235
4.63%, 11/15/27 (Call 11/15/22)(b)	USD	25	24,310
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(b)	USD	105	96,542
4.50%, 01/15/29 (Call 01/15/24)(b)	USD	85	67,362
5.13%, 12/15/26 (Call 12/15/22)(b)(c)	USD	80	72,871
5.38%, 06/15/29 (Call 06/15/24)(b)	USD	65	54,387
5.63%, 04/01/25 (Call 01/01/25)	USD	40	39,800
Series W, 6.75%, 12/01/23(c)	USD	50	51,359
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	USD	75	76,927
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(b)(c)	USD	35	30,625
5.88%, 03/15/30 (Call 03/15/25)(b)	USD	35	30,263
6.13%, 03/15/32 (Call 03/15/27)(b)(c)	USD	15	12,700
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(b)	USD	50	44,360
5.88%, 06/30/29 (Call 06/30/24)(b)	USD	80	63,392
Mahle GmbH, 2.38%, 05/14/28 (Call 02/14/28)(a)	EUR	100	77,139
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.00%, 04/15/25 (Call 08/15/22)(b)	USD	25	24,250
11.50%, 12/15/28 (Call 06/15/27)(b)	USD	32	31,760
Marriott Ownership Resorts Inc., 4.50%, 06/15/29 (Call 06/15/24)(b)	USD	35	30,384
Matador Resources Co., 5.88%, 09/15/26 (Call 08/15/22)(c)	USD	80	81,612
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(b)	USD	35	29,865
4.13%, 08/01/30 (Call 05/01/25)(b)	USD	50	45,000
4.63%, 06/01/28 (Call 06/01/23)(b)(c)	USD	35	33,583
5.00%, 12/15/27 (Call 12/15/22)(b)	USD	25	24,304
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(b)	USD	40	37,890
3.75%, 04/01/29 (Call 04/01/24)(b)	USD	40	37,094
5.88%, 12/15/27 (Call 12/15/22)(b)(c)	USD	35	35,788
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 08/29/22)(b)	USD	110	108,933
7.25%, 04/15/25 (Call 08/29/22)(b)(c)	USD	110	101,200
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(b)	USD	50	45,379
8.00%, 08/01/29 (Call 08/01/24)(b)	USD	60	50,895
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)	USD	60	56,250
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(b)	USD	40	35,502
6.00%, 06/01/25 (Call 03/01/25)	USD	25	25,499
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	USD	47	43,911
4.75%, 10/15/28 (Call 07/15/28)(c)	USD	65	58,906
5.50%, 04/15/27 (Call 01/15/27)	USD	76	73,477
5.75%, 06/15/25 (Call 03/15/25)	USD	80	79,048
6.75%, 05/01/25 (Call 08/29/22)	USD	50	50,953

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(b)	USD	65	$54,112
7.88%, 05/01/29 (Call 05/01/24)(b)(c)	USD	90	61,650
Midcap Financial Issuer Trust, 6.50%, 05/01/28 (Call 05/01/24)(b)	USD	120	110,150
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(b)(c)	USD	180	162,900
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(b)(c)	USD	35	32,025
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(b)	USD	25	24,476
Mohegan Gaming & Entertainment, 8.00%, 02/01/26 (Call 02/01/23)(b)	USD	100	88,819
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)(c)	USD	40	37,284
3.88%, 05/15/32 (Call 02/15/32)(b)	USD	60	55,045
4.38%, 06/15/28 (Call 06/15/23)(b)	USD	55	53,272
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 08/29/22)(b)	USD	60	54,525
10.50%, 05/15/27 (Call 08/29/22)(b)	USD	40	38,723
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(b)	USD	330	298,237
5.25%, 10/01/29 (Call 10/01/24)(b)(c)	USD	190	171,712
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(b)	USD	75	69,750
5.75%, 11/01/28 (Call 11/01/23)(b)(c)	USD	90	76,725
MPT Operating Partnership LP/MPT Finance Corp.
3.33%, 03/24/25 (Call 12/24/24)	EUR	100	99,981
3.38%, 04/24/30 (Call 01/24/30)	GBP	125	123,550
3.50%, 03/15/31 (Call 03/15/26)	USD	85	73,390
4.63%, 08/01/29 (Call 08/01/24)	USD	65	60,937
5.00%, 10/15/27 (Call 10/15/22)(c)	USD	100	96,215
5.25%, 08/01/26 (Call 08/29/22)	USD	40	39,150
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(b)	USD	45	39,198
3.63%, 09/01/30 (Call 03/01/25)(b)	USD	60	54,780
3.63%, 11/01/31 (Call 11/01/26)(b)(c)	USD	50	44,621
3.88%, 02/15/31 (Call 06/01/25)(b)	USD	75	69,281
4.00%, 11/15/29 (Call 11/15/24)(b)(c)	USD	75	70,650
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/29/22)	USD	25	25,063
5.88%, 12/01/27 (Call 12/01/22)	USD	30	29,663
6.38%, 07/15/28 (Call 07/15/24)	USD	50	49,748
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	USD	35	31,826
4.75%, 09/15/29 (Call 09/15/24)	USD	50	48,203
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)	USD	50	46,388
7.38%, 05/15/27 (Call 05/15/24)(b)	USD	40	39,558
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 08/29/22)(b)	USD	50	45,375
National Bank of Greece SA, 2.75%, 10/08/26 (Call 10/08/25)(a)(d)	EUR	150	136,618
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)	USD	30	25,136
5.50%, 08/15/28 (Call 08/15/23)(b)	USD	50	43,938
5.75%, 11/15/31 (Call 11/15/26)(b)(c)	USD	50	41,813
6.00%, 01/15/27 (Call 01/15/23)(b)(c)	USD	55	50,936
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	USD	45	38,565
5.00%, 03/15/27 (Call 09/15/26)(c)	USD	60	53,850
5.50%, 03/15/29 (Call 06/15/28)	USD	40	34,580
Security		Par (000)	Value

United States (continued)
5.88%, 10/25/24	USD	50	$49,296
6.13%, 03/25/24	USD	75	75,366
6.75%, 06/25/25	USD	15	14,654
6.75%, 06/15/26	USD	40	38,100
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 08/09/22)(b)	USD	50	43,250
5.88%, 03/15/26 (Call 12/15/25)(b)	USD	105	85,444
5.88%, 02/15/27 (Call 02/15/24)(b)	USD	75	68,925
7.75%, 02/15/29 (Call 11/15/28)(b)	USD	45	36,065
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(b)	USD	40	30,924
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(b)	USD	45	43,030
5.13%, 04/15/29 (Call 04/15/24)(b)	USD	85	81,697
5.25%, 10/01/30 (Call 10/01/25)(b)	USD	20	19,225
5.75%, 09/01/27 (Call 09/01/22)(b)	USD	40	39,100
6.13%, 09/01/29 (Call 09/01/24)(b)	USD	50	48,844
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(b)	USD	100	94,705
6.75%, 09/15/25 (Call 09/15/22)(b)	USD	100	97,625
Newell Brands Inc.
4.45%, 04/01/26 (Call 01/01/26)	USD	150	148,141
4.88%, 06/01/25 (Call 05/01/25)	USD	50	50,433
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(b)(c)	USD	60	55,328
5.13%, 02/15/32 (Call 02/15/27)(b)	USD	35	34,068
Nexi SpA, 1.75%, 10/31/24 (Call 07/31/24)(a)	EUR	150	145,754
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(b)	USD	85	79,432
5.63%, 07/15/27 (Call 08/09/22)(b)	USD	100	100,000
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(b)(c)	USD	40	39,526
4.25%, 07/15/24 (Call 04/15/24)(b)	USD	65	64,400
4.50%, 09/15/27 (Call 06/15/27)(b)	USD	40	39,500
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(b)	USD	35	31,714
6.88%, 08/15/28 (Call 08/15/23)(b)(c)	USD	145	127,252
NGL Energy Operating LLC/NGL Energy Finance Corp.,
7.50%, 02/01/26 (Call 02/01/23)(b)	USD	160	146,171
NGL Energy Partners LP/NGL Energy Finance Corp.,
7.50%, 11/01/23 (Call 08/29/22)(c)	USD	40	37,641
Nielsen Co. Luxembourg Sarl (The), 5.00%, 02/01/25 (Call 08/29/22)(b)(c)	USD	40	39,488
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(b)	USD	55	51,975
4.75%, 07/15/31 (Call 07/15/26)(b)	USD	40	37,958
5.63%, 10/01/28 (Call 10/01/23)(b)	USD	70	68,600
5.88%, 10/01/30 (Call 10/01/25)(b)	USD	45	44,156
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(b)	USD	85	83,181
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)	USD	40	31,720
4.38%, 04/01/30 (Call 01/01/30)(c)	USD	45	38,108
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 08/09/22)(b)	USD	65	64,743
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(b)	USD	70	65,450
3.88%, 08/15/31 (Call 08/15/26)(b)(c)	USD	50	43,219
4.75%, 01/30/30 (Call 01/30/25)(b)	USD	95	88,184
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 (Call 04/15/24)(a)	EUR	100	85,416

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(b)	USD	35	$30,284
3.63%, 02/15/31 (Call 02/15/26)(b)	USD	70	59,109
3.88%, 02/15/32 (Call 02/15/27)(b)	USD	75	64,067
5.25%, 06/15/29 (Call 06/15/24)(b)(c)	USD	65	61,271
5.75%, 01/15/28 (Call 01/15/23)(c)	USD	55	53,338
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	USD	50	47,938
5.75%, 10/01/25 (Call 07/01/25)	USD	55	53,496
6.00%, 06/01/26 (Call 03/01/26)	USD	40	39,329
6.38%, 10/01/30 (Call 04/01/30)(c)	USD	30	28,083
Occidental Petroleum Corp.
5.50%, 12/01/25 (Call 09/01/25)	USD	60	61,504
5.55%, 03/15/26 (Call 12/15/25)(c)	USD	85	87,336
5.88%, 09/01/25 (Call 06/01/25)	USD	70	72,287
6.13%, 01/01/31 (Call 07/01/30)(c)	USD	100	107,168
6.38%, 09/01/28 (Call 03/01/28)	USD	40	43,117
6.63%, 09/01/30 (Call 03/01/30)	USD	110	123,296
6.95%, 07/01/24	USD	45	47,194
7.50%, 05/01/31	USD	85	98,778
8.00%, 07/15/25 (Call 04/15/25)	USD	45	48,609
8.50%, 07/15/27 (Call 01/15/27)	USD	40	45,847
8.88%, 07/15/30 (Call 01/15/30)	USD	85	102,320
OI European Group BV
3.13%, 11/15/24 (Call 08/15/24)(a)	EUR	100	96,669
4.75%, 02/15/30 (Call 11/15/24)(b)	USD	30	25,213
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	USD	15	13,913
5.13%, 09/15/27 (Call 08/29/22)	USD	40	38,287
5.63%, 08/01/29 (Call 08/01/24)	USD	60	57,600
Olympus Water U.S. Holding Corp.
3.88%, 10/01/28 (Call 10/01/24)(a)	EUR	100	82,646
4.25%, 10/01/28 (Call 10/01/24)(b)	USD	125	107,777
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)(c)	USD	40	34,457
3.88%, 09/15/28 (Call 09/15/24)(c)	USD	50	41,285
4.00%, 09/15/30 (Call 09/15/25)(c)	USD	65	51,591
5.38%, 11/15/29 (Call 05/15/29)	USD	50	42,693
5.63%, 03/15/23	USD	0	—
6.13%, 03/15/24 (Call 09/15/23)	USD	105	103,831
6.63%, 01/15/28 (Call 07/15/27)(c)	USD	50	47,104
6.88%, 03/15/25	USD	80	79,000
7.13%, 03/15/26	USD	125	121,544
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(b)	USD	150	141,937
5.13%, 04/30/31 (Call 04/30/26)(b)	USD	150	140,437
Organon & Co./Organon Foreign Debt Co-Issuer BV.,
2.88%, 04/30/28 (Call 04/30/24)(a)	EUR	150	139,305
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)	USD	50	43,000
4.63%, 03/15/30 (Call 03/15/25)(b)	USD	50	42,680
5.00%, 08/15/27 (Call 08/15/22)(b)	USD	30	28,282
6.25%, 06/15/25 (Call 08/29/22)(b)(c)	USD	30	29,828
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(b)(c)	USD	25	22,633
6.63%, 04/01/30 (Call 04/01/25)(b)	USD	65	64,949
Owens-Brockway Glass Container Inc.
5.88%, 08/15/23(b)	USD	32	32,023
6.63%, 05/13/27 (Call 05/15/23)(b)(c)	USD	35	33,600
Security		Par (000)	Value

United States (continued)
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(b)	USD	65	$57,362
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(b)(c)	USD	40	35,400
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 08/29/22)(b)	USD	136	109,650
Paramount Global
6.25%, 02/28/57 (Call 02/28/27), (3 mo. LIBOR US + 3.899%)(d)	USD	30	28,013
6.38%, 03/30/62 (Call 03/30/27)(d)	USD	85	80,881
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(b)	USD	60	55,021
5.88%, 10/01/28 (Call 10/01/23)(b)	USD	80	78,344
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)(c)	USD	60	54,450
7.25%, 06/15/25 (Call 08/29/22)	USD	50	49,375
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	USD	40	32,583
5.38%, 10/15/25 (Call 10/15/22)(b)	USD	50	46,781
5.75%, 09/15/31 (Call 09/15/26)(b)	USD	45	37,823
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)	USD	45	43,270
3.75%, 06/15/29 (Call 06/15/24)	USD	25	22,500
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(b)	USD	60	53,250
5.50%, 10/15/27 (Call 10/15/22)(b)	USD	85	84,256
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	USD	65	64,106
4.38%, 03/15/26 (Call 12/15/25)	USD	115	113,726
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(b)	USD	75	71,062
7.75%, 02/15/29 (Call 02/15/24)(b)	USD	75	72,575
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	USD	75	68,470
5.25%, 07/01/30 (Call 07/01/25)(c)	USD	70	63,470
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(b)	USD	50	36,958
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 08/15/22)(b)(c)	USD	45	45,413
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)(b)	USD	75	63,328
4.25%, 04/15/31 (Call 04/15/26)(b)	USD	65	58,256
5.88%, 09/30/27 (Call 09/30/22)(b)(c)	USD	55	55,000
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(b)	USD	25	19,911
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(b)(c)	USD	130	116,064
4.63%, 04/15/30 (Call 04/15/25)(b)	USD	105	94,227
5.50%, 12/15/29 (Call 12/15/24)(b)	USD	85	80,347
5.63%, 01/15/28 (Call 12/01/22)(b)	USD	70	69,114
5.75%, 03/01/27 (Call 08/15/22)(b)	USD	40	40,111
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(b)(c)	USD	65	52,487
5.88%, 09/01/31 (Call 09/01/26)(b)	USD	60	47,239
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/23)(b)	USD	25	24,000
8.25%, 02/01/28 (Call 02/01/23)(b)	USD	55	51,975

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(b)(c)	USD	60	$51,600
5.13%, 01/15/28 (Call 01/15/23)(b)	USD	25	24,226
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	USD	70	63,350
5.25%, 04/15/24(b)	USD	65	65,444
5.75%, 04/15/26(b)	USD	85	86,383
6.25%, 01/15/28 (Call 01/15/23)(b)(c)	USD	110	100,835
PTC Inc.
3.63%, 02/15/25 (Call 08/29/22)(b)	USD	40	39,000
4.00%, 02/15/28 (Call 02/15/23)(b)(c)	USD	40	38,395
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)	USD	40	31,200
4.45%, 02/15/25 (Call 11/15/24)	USD	50	47,865
4.75%, 02/15/27 (Call 11/15/26)	USD	45	37,857
4.85%, 04/01/24	USD	50	49,459
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(b)	USD	45	37,603
5.38%, 12/01/28 (Call 12/01/23)(b)	USD	45	33,613
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	USD	25	24,697
4.88%, 03/15/27 (Call 09/15/26)	USD	25	24,411
6.63%, 03/15/25 (Call 09/15/24)	USD	55	56,077
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(b)(c)	USD	65	60,073
6.50%, 09/15/28 (Call 09/15/23)(b)(c)	USD	80	63,740
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(b)	USD	50	38,200
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(b)(c)	USD	35	33,425
4.88%, 05/15/25 (Call 02/15/25)	USD	45	44,559
8.25%, 01/15/29 (Call 01/15/24)	USD	55	58,821
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(b)	USD	80	63,808
5.75%, 01/15/29 (Call 01/15/24)(b)(c)	USD	55	45,925
RegionalCare Hospital Partners Holdings Inc./LifePoint
Health Inc., 9.75%, 12/01/26 (Call 08/29/22)(b)	USD	105	98,700
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(b)(c)	USD	40	36,720
4.75%, 10/15/27 (Call 10/15/22)(c)	USD	55	53,087
Rite Aid Corp.
7.50%, 07/01/25 (Call 08/29/22)(b)	USD	59	51,429
8.00%, 11/15/26 (Call 01/15/23)(b)	USD	79	66,518
RLJ Lodging Trust LP, 4.00%, 09/15/29 (Call 09/15/24)(b)(c)	USD	70	62,037
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(b)(c)	USD	65	57,330
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(b)(c)	USD	85	75,613
3.63%, 03/01/29 (Call 03/01/24)(b)	USD	70	59,850
3.88%, 03/01/31 (Call 03/01/26)(b)	USD	80	66,600
4.00%, 10/15/33 (Call 10/15/27)(b)(c)	USD	70	56,753
Rockies Express Pipeline LLC, 4.95%, 07/15/29 (Call 04/15/29)(b)	USD	65	57,373
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(b)	USD	70	63,223
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(b)	USD	75	74,278
9.25%, 04/15/25 (Call 03/16/25)(b)	USD	40	40,696
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)	USD	90	78,750
3.88%, 02/15/27 (Call 02/15/23)(c)	USD	120	114,522
Security		Par (000)	Value

United States (continued)
Scientific Games International Inc.
7.00%, 05/15/28 (Call 05/15/23)(b)(c)	USD	35	$35,481
7.25%, 11/15/29 (Call 11/15/24)(b)(c)	USD	40	40,934
8.63%, 07/01/25 (Call 08/29/22)(b)	USD	50	51,937
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(b)	USD	75	65,715
6.63%, 05/01/29 (Call 05/01/24)(b)(c)	USD	50	42,510
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)	USD	20	16,500
4.38%, 02/01/32 (Call 08/01/26)	USD	40	33,262
4.50%, 10/15/29 (Call 10/15/24)	USD	25	21,636
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(b)	USD	20	17,863
5.38%, 01/15/31 (Call 01/15/26)(b)(c)	USD	55	46,922
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 08/29/22)(b)	USD	25	23,969
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(c)	USD	35	31,686
4.88%, 03/01/24 (Call 01/01/24)	USD	60	59,932
4.88%, 06/01/27 (Call 03/01/27)	USD	60	59,610
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(b)	USD	45	42,828
5.00%, 04/15/29 (Call 04/15/25)(b)	USD	30	29,787
5.13%, 12/01/24 (Call 09/01/24)(b)(c)	USD	30	30,351
5.50%, 09/15/25 (Call 06/15/25)(b)(c)	USD	25	25,516
Select Medical Corp., 6.25%, 08/15/26 (Call 08/29/22)(b)(c)	USD	80	80,104
Sensata Technologies BV, 4.00%, 04/15/29 (Call 04/15/24)(b)	USD	75	68,250
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)(c)	USD	55	47,864
4.38%, 02/15/30 (Call 11/15/29)(b)(c)	USD	45	41,905
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	USD	75	66,656
4.00%, 05/15/31 (Call 05/15/26)(c)	USD	70	64,321
4.63%, 12/15/27 (Call 12/15/22)(c)	USD	25	24,674
5.13%, 06/01/29 (Call 06/01/24)(c)	USD	65	65,000
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	USD	35	25,981
4.35%, 10/01/24 (Call 09/01/24)	USD	60	53,900
4.38%, 02/15/30 (Call 08/15/29)	USD	35	25,717
4.75%, 10/01/26 (Call 08/01/26)	USD	35	28,368
4.95%, 02/15/27 (Call 08/15/26)(c)	USD	25	20,464
4.95%, 10/01/29 (Call 07/01/29)	USD	35	26,244
5.50%, 12/15/27 (Call 09/15/27)	USD	40	35,427
7.50%, 09/15/25 (Call 06/15/25)	USD	40	38,782
Silgan Holdings Inc.
3.25%, 03/15/25 (Call 08/29/22)	EUR	100	100,118
4.13%, 02/01/28 (Call 10/01/22)(c)	USD	50	47,554
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(b)	USD	55	46,887
5.13%, 02/15/27 (Call 08/15/22)(b)(c)	USD	25	22,489
5.50%, 03/01/30 (Call 12/01/24)(b)(c)	USD	40	32,460
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(b)(c)	USD	55	51,947
3.88%, 09/01/31 (Call 09/01/26)(b)	USD	95	82,327
4.00%, 07/15/28 (Call 07/15/24)(b)	USD	165	153,285
4.13%, 07/01/30 (Call 07/01/25)(b)	USD	120	107,850
5.00%, 08/01/27 (Call 08/29/22)(b)(c)	USD	115	113,766
5.50%, 07/01/29 (Call 07/01/24)(b)	USD	80	78,600

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 08/29/22)(b)(c)	USD	85	$83,703
5.50%, 04/15/27 (Call 08/29/22)(b)(c)	USD	40	38,221
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 08/29/22)(b)(c)	USD	35	35,972
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	USD	65	56,690
4.20%, 10/29/25 (Call 09/29/25)(c)	USD	25	24,205
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)(c)	USD	45	44,626
6.63%, 01/15/27 (Call 08/29/22)	USD	25	24,948
SoftBank Group Corp., 4.00%, 09/19/29 (Call 06/21/29)(a)	EUR	125	97,286
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(b)(c)	USD	40	33,880
4.88%, 11/15/31 (Call 11/15/26)(b)(c)	USD	32	26,080
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(b)	USD	50	48,473
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)	USD	90	83,925
5.38%, 02/01/29 (Call 02/01/24)	USD	50	48,875
5.38%, 03/15/30 (Call 03/15/25)	USD	90	89,017
7.75%, 10/01/27 (Call 10/01/22)	USD	40	41,716
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)	USD	30	24,725
5.75%, 07/15/25 (Call 08/29/22)	USD	41	40,942
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)	USD	65	54,340
5.50%, 01/15/25 (Call 10/15/22)(b)	USD	15	14,942
7.50%, 04/15/25 (Call 08/29/22)(b)	USD	100	99,609
Sprint Corp.
7.13%, 06/15/24	USD	190	199,025
7.63%, 02/15/25 (Call 11/15/24)	USD	115	122,762
7.63%, 03/01/26 (Call 11/01/25)	USD	115	126,049
7.88%, 09/15/23	USD	260	269,262
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(b)(c)	USD	60	55,800
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(b)	USD	55	51,366
6.00%, 12/01/29 (Call 12/01/24)(b)(c)	USD	60	52,336
6.13%, 07/01/29 (Call 07/01/24)(b)(c)	USD	25	22,466
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 08/29/22)(b)(c)	USD	125	123,187
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(b)(c)	USD	75	63,240
Standard Industries Inc./NJ
2.25%, 11/21/26 (Call 08/21/26)(a)	EUR	100	85,575
3.38%, 01/15/31 (Call 07/15/25)(b)	USD	85	68,850
4.38%, 07/15/30 (Call 07/15/25)(b)	USD	125	109,197
4.75%, 01/15/28 (Call 01/15/23)(b)	USD	75	70,992
5.00%, 02/15/27 (Call 08/29/22)(b)	USD	60	57,600
Staples Inc.
7.50%, 04/15/26 (Call 08/29/22)(b)(c)	USD	125	110,625
10.75%, 04/15/27 (Call 08/29/22)(b)(c)	USD	75	55,897
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	USD	40	36,100
3.75%, 12/31/24 (Call 09/30/24)(b)	USD	30	28,820
4.38%, 01/15/27 (Call 07/15/26)(b)	USD	50	46,067
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(b)	USD	50	45,250
4.63%, 12/01/31 (Call 06/01/31)(b)	USD	30	26,105
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(b)	USD	60	53,895
Security		Par (000)	Value

United States (continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(b)	USD	50	$45,802
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(b)	USD	40	37,862
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)(c)	USD	75	67,113
4.50%, 04/30/30	USD	73	64,022
5.88%, 03/15/28 (Call 03/15/23)	USD	25	23,938
6.00%, 04/15/27 (Call 08/29/22)	USD	25	24,852
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(b)(c)	USD	25	24,999
4.13%, 06/15/29 (Call 06/15/24)(b)	USD	55	55,656
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 08/29/22)	USD	0	—
7.25%, 05/15/27 (Call 08/29/22)(b)(g)	USD	0	—
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/23)(b)	USD	45	42,047
6.00%, 03/01/27 (Call 03/01/23)(b)	USD	30	28,031
6.00%, 12/31/30 (Call 12/31/25)(b)	USD	40	36,203
6.00%, 09/01/31 (Call 09/01/26)(b)(c)	USD	45	40,607
7.50%, 10/01/25 (Call 10/01/22)(b)	USD	50	50,378
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	USD	25	22,974
5.75%, 01/15/28 (Call 10/15/27)(b)	USD	30	29,168
5.88%, 06/15/27 (Call 03/15/27)(b)	USD	40	40,850
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(c)	USD	75	73,060
4.75%, 03/15/26 (Call 03/15/23)(b)	USD	55	54,394
5.00%, 09/15/29 (Call 09/15/24)	USD	70	68,483
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/23)(b)	USD	70	66,017
Tempur Sealy International Inc., 3.88%, 10/15/31 (Call 10/15/26)(b)	USD	105	85,271
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(b)	USD	100	93,000
4.38%, 01/15/30 (Call 12/01/24)(b)(c)	USD	100	92,537
4.63%, 07/15/24 (Call 08/29/22)	USD	47	46,876
4.63%, 09/01/24 (Call 08/15/22)(b)	USD	50	49,780
4.63%, 06/15/28 (Call 06/15/23)(b)(c)	USD	40	37,951
4.88%, 01/01/26 (Call 08/29/22)(b)	USD	140	137,375
5.13%, 11/01/27 (Call 11/01/22)(b)	USD	110	108,350
6.13%, 10/01/28 (Call 10/01/23)(b)(c)	USD	175	169,642
6.13%, 06/15/30 (Call 06/15/25)(b)	USD	131	132,168
6.25%, 02/01/27 (Call 08/29/22)(b)	USD	110	110,433
Tenneco Inc.
5.00%, 07/15/26 (Call 08/29/22)	USD	35	34,388
5.13%, 04/15/29 (Call 04/15/24)(b)	USD	55	54,902
7.88%, 01/15/29 (Call 01/15/24)(b)	USD	35	34,769
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(b)(c)	USD	60	55,800
5.00%, 01/31/28 (Call 07/31/27)(b)	USD	50	48,058
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(b)	USD	80	64,515
Teva Pharmaceutical Finance Netherlands II BV, 6.00%, 01/31/25 (Call 10/31/24)	EUR	100	104,751
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(b)	USD	40	34,590
10.50%, 05/15/29 (Call 05/15/24)(b)(c)	USD	40	35,500
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)	USD	80	74,700

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
2.63%, 04/15/26 (Call 04/15/23)	USD	55	$51,838
2.63%, 02/15/29 (Call 02/15/24)	USD	20	17,900
2.88%, 02/15/31 (Call 02/15/26)	USD	25	22,125
3.38%, 04/15/29 (Call 04/15/24)	USD	102	95,318
3.50%, 04/15/31 (Call 04/15/26)	USD	72	66,578
4.75%, 02/01/28 (Call 02/01/23)	USD	65	64,962
5.38%, 04/15/27 (Call 08/09/22)(c)	USD	15	15,203
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	USD	90	81,000
4.88%, 05/01/29 (Call 05/01/24)	USD	60	53,572
5.50%, 11/15/27 (Call 11/15/22)	USD	185	174,638
6.25%, 03/15/26 (Call 08/29/22)(b)	USD	280	281,347
6.38%, 06/15/26 (Call 08/29/22)	USD	80	80,002
7.50%, 03/15/27 (Call 08/29/22)	USD	25	25,358
8.00%, 12/15/25 (Call 08/29/22)(b)	USD	80	82,929
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 08/29/22)	USD	50	50,088
Transocean Inc., 11.50%, 01/30/27 (Call 07/30/23)(b)	USD	100	94,780
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/29/22)(b)	USD	62	57,502
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 08/29/22)(b)	USD	89	81,715
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(b)	USD	45	38,644
6.00%, 04/01/27 (Call 01/01/27)	USD	40	39,730
6.63%, 07/31/26 (Call 04/30/26)(b)	USD	35	35,551
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	USD	25	25,191
Triumph Group Inc.
6.25%, 09/15/24 (Call 08/29/22)(b)(c)	USD	25	23,688
7.75%, 08/15/25 (Call 08/29/22)(c)	USD	52	44,655
8.88%, 06/01/24 (Call 02/01/23)(b)	USD	32	33,380
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(b)	USD	80	69,507
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	USD	50	43,907
3.88%, 03/15/31 (Call 03/15/26)(c)	USD	20	17,570
Twitter Inc.
3.88%, 12/15/27 (Call 09/15/27)(b)	USD	50	47,575
5.00%, 03/01/30 (Call 12/01/29)(b)	USD	80	77,500
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(b)(c)	USD	45	41,340
4.75%, 02/15/29 (Call 02/15/24)(b)	USD	80	75,058
6.25%, 04/15/25 (Call 08/29/22)(b)(c)	USD	60	61,125
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(b)	USD	110	98,316
6.25%, 01/15/28 (Call 09/15/23)(b)(c)	USD	50	48,998
7.50%, 05/15/25 (Call 08/29/22)(b)	USD	85	87,172
7.50%, 09/15/27 (Call 09/15/22)(b)	USD	75	75,937
8.00%, 11/01/26 (Call 08/29/22)(b)(c)	USD	90	92,003
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(b)(c)	USD	140	134,190
4.63%, 04/15/29 (Call 10/15/28)(b)	USD	140	128,975
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)(c)	USD	60	53,343
3.88%, 02/15/31 (Call 08/15/25)	USD	85	76,925
4.00%, 07/15/30 (Call 07/15/25)(c)	USD	45	41,584
4.88%, 01/15/28 (Call 01/15/23)(c)	USD	125	124,219
5.25%, 01/15/30 (Call 01/15/25)	USD	60	60,591
5.50%, 05/15/27 (Call 08/29/22)(c)	USD	37	37,474
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)(c)	USD	65	62,237
Security		Par (000)	Value

United States (continued)
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/22)(b)(c)	USD	50	$46,046
5.50%, 04/15/29 (Call 04/15/24)(b)	USD	40	34,324
5.75%, 06/15/27 (Call 06/15/24)(b)	USD	50	43,732
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
6.00%, 01/15/30 (Call 01/15/25)(b)	USD	50	36,364
7.88%, 02/15/25 (Call 08/29/22)(b)	USD	160	161,000
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(b)	USD	30	26,547
6.50%, 02/15/29 (Call 02/15/24)(b)	USD	95	73,631
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(b)(c)	USD	80	72,350
5.13%, 02/15/25 (Call 08/09/22)(b)	USD	110	107,777
6.63%, 06/01/27 (Call 06/01/23)(b)	USD	115	115,805
7.38%, 06/30/30 (Call 06/30/25)(b)	USD	35	35,438
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 08/29/22)	USD	65	60,923
6.88%, 09/01/27 (Call 09/01/22)	USD	45	41,767
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(b)	USD	40	33,292
4.25%, 02/15/30 (Call 02/15/25)(b)	USD	35	31,763
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(b)	USD	60	54,480
10.50%, 11/01/26 (Call 08/29/22)(b)	USD	45	43,875
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(b)	USD	85	74,824
3.88%, 08/15/29 (Call 02/15/29)(b)	USD	90	83,250
4.13%, 08/15/31 (Call 02/15/31)(b)	USD	90	83,469
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(b)	USD	91	89,862
Verisure Holding AB, 3.88%, 07/15/26 (Call 08/29/22)(a)	EUR	100	94,179
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 08/29/22)(b)	USD	140	118,475
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/29/22)(b)	USD	65	65,391
ViaSat Inc.
5.63%, 09/15/25 (Call 08/09/22)(b)	USD	40	35,200
5.63%, 04/15/27 (Call 08/09/22)(b)(c)	USD	25	23,584
6.50%, 07/15/28 (Call 07/15/23)(b)	USD	40	28,952
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(b)	USD	55	44,766
7.00%, 02/15/29 (Call 02/15/24)(b)(c)	USD	25	20,269
13.00%, 05/15/25 (Call 08/15/22)(b)	USD	60	63,540
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(b)	USD	100	92,000
5.00%, 07/31/27 (Call 08/09/22)(b)	USD	80	78,760
5.50%, 09/01/26 (Call 08/09/22)(b)(c)	USD	75	75,900
5.63%, 02/15/27 (Call 08/09/22)(b)	USD	95	95,305
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(b)	USD	60	53,400
Vodafone Group PLC, 3.00%, 08/27/80 (Call 05/27/30)(a)(d)	EUR	100	84,301
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(b)(c)	USD	35	33,338
8.63%, 04/30/30 (Call 10/30/24)(b)	USD	115	101,677
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 08/29/22)(b)	USD	74	37,648
9.00%, 11/15/26 (Call 11/15/22)(b)(c)	USD	89	53,578
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 08/29/22)(b)	USD	80	82,600
7.25%, 06/15/28 (Call 06/15/23)(b)	USD	105	109,365

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)	USD	60	$58,862
4.30%, 02/01/30 (Call 11/01/29)	USD	85	79,050
4.50%, 03/01/28 (Call 12/01/27)	USD	35	33,861
4.65%, 07/01/26 (Call 04/01/26)(c)	USD	35	34,650
4.75%, 08/15/28 (Call 05/15/28)	USD	35	34,277
WeWork Companies Inc., 7.88%, 05/01/25(b)(c)	USD	50	38,015
WeWork Companies LLC/WW Co-Obligor Inc., 5.00%, 07/10/25 (Call 04/10/25)(b)	USD	55	37,617
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(b)	USD	30	28,094
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(b)	USD	105	93,492
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)(c)	USD	40	34,741
3.75%, 12/01/29 (Call 12/01/24)(b)	USD	50	45,877
3.88%, 07/15/30 (Call 07/15/25)(b)(c)	USD	50	45,644
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(b)	USD	70	67,025
5.63%, 08/15/29 (Call 08/15/24)(b)	USD	70	59,080
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(b)(c)	USD	65	60,287
5.50%, 03/01/25 (Call 12/01/24)(b)	USD	125	123,150
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(b)(c)	USD	50	43,625
7.75%, 04/15/25 (Call 08/29/22)(b)	USD	25	25,250
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	USD	65	62,586
5.50%, 08/15/28 (Call 07/15/28)(b)(c)	USD	40	36,680
XHR LP, 4.88%, 06/01/29 (Call 06/01/24)(b)	USD	85	76,660
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	USD	85	76,952
4.63%, 01/31/32 (Call 10/01/26)(c)	USD	95	89,621
4.75%, 01/15/30 (Call 10/15/29)(b)	USD	50	48,620
5.38%, 04/01/32 (Call 04/01/27)	USD	70	69,139
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 08/29/22)(b)	USD	105	92,035
6.13%, 03/01/28 (Call 03/01/23)(b)	USD	90	69,750
ZF Europe Finance BV, 3.00%, 10/23/29 (Call 07/23/29)(a)	EUR	100	84,155
Security		Par/ Shares (000)	Value

United States (continued)
Ziggo Bond Co. BV, 3.38%, 02/28/30 (Call 02/15/25)(a)	EUR	100	$79,275
Ziggo BV, 2.88%, 01/15/30 (Call 10/15/24)(a)	EUR	100	84,714
			66,465,768

Total Long-Term Investments — 97.4%
(Cost: $113,032,622)			99,757,488

Short-Term Securities

Money Market Funds — 16.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(i)(j)(k)	16,259	16,257,816
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(i)(j)	930	930,000

Total Short-Term Securities — 16.8%
(Cost: $17,186,887)		17,187,816

Total Investments in Securities — 114.2%
(Cost: $130,219,509)		116,945,304

Liabilities in Excess of Other Assets — (14.2)%		(14,567,268)

Net Assets — 100.0%		$102,378,036

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)	Perpetual security with no stated maturity date.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,934,089	$—	$(4,663,843	)(a)	$(9,661)	$(2,769)	$16,257,816	16,259	$49,490	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,290,000	—	(360,000	)(a)	—	—	930,000	930	2,810		—
					$(9,661)	$(2,769)	$17,187,816		$52,300		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2022

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$99,757,488	$—	$99,757,488
Money Market Funds	17,187,816	—	—	17,187,816
	$17,187,816	$99,757,488	$—	$116,945,304

Portfolio Abbreviations - Fixed Income

CAB	Capital Appreciation Bonds
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound